UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2022

Item 1. Report to Stockholders.

(a)
Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield Credit Fund

Muzinich Low Duration Fund

SEMI-ANNUAL REPORT
June 30, 2022

Muzinich Funds

TABLE OF CONTENTS

Sector Allocations	1

Schedules of Investments	4

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	34

Notes to Financial Statements	40

Expense Examples	52

Statement Regarding Liquidity Risk Management Program	54

Additional Information	55

Privacy Notice	56

(This Page Intentionally Left Blank.)

Muzinich Credit Opportunities Fund
(“Credit Opportunities Fund”)

SECTOR ALLOCATIONS at June 30, 2022 (Unaudited)

Sector	% of Net Assets

Sovereign	15.7%
Banking	4.8
Energy	4.4
Telecommunications	3.9
Diversified Financial Services	2.6
Healthcare	2.5
Food/Beverage/Tobacco	2.4
Homebuilders/Real Estate	2.2
Automotive & Auto Parts	2.0
Super Retail	1.9
Airlines	1.8
Chemicals	1.5
Containers	1.5
Services	1.5
Transportation Excluding Air/Rail	1.5
Technology	1.2
Utilities	1.2
Broadcasting	1.1
Cable/Satellite TV	1.1
Capital Goods	1.1
Food & Drug Retail	1.1
Leisure	0.8
Gaming	0.7
Aerospace/Defense	0.5
Metals/Mining	0.5
Hotels	0.4
Paper	0.3
Steel	0.3
Building Materials	0.2
Environmental	0.2
Insurance	0.2
Publishing/Printing	0.2
Restaurants	0.2
Cash & Equivalents[1]	38.5
Total	100.0%

[1]	Represents cash, short-term securities, and other assets in excess of liabilities.

Muzinich U.S. High Yield Credit Fund
(“U.S. High Yield Credit Fund”)

SECTOR ALLOCATIONS at June 30, 2022 (Unaudited)

Sector	% of Net Assets

Energy	12.5%
Healthcare	9.5
Telecommunications	8.0
Homebuilders/Real Estate	7.2
Broadcasting	5.6
Cable/Satellite TV	5.1
Diversified Financial Services	4.2
Services	4.2
Containers	3.1
Leisure	3.0
Building Materials	2.7
Airlines	2.5
Super Retail	2.5
Utilities	2.5
Automotive & Auto Parts	2.2
Technology	2.0
Gaming	1.8
Chemicals	1.7
Capital Goods	1.6
Metals/Mining	1.6
Restaurants	1.5
Steel	1.3
Consumer-Products	1.0
Insurance	1.0
Food/Beverage/Tobacco	0.9
Aerospace/Defense	0.7
Diversified Media	0.7
Banking	0.6
Publishing/Printing	0.4
Food & Drug Retail	0.3
Transportation Excluding Air/Rail	0.3
Environmental	0.1
Cash & Equivalents[1]	7.7
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich Low Duration Fund
(“Low Duration Fund”)

SECTOR ALLOCATIONS at June 30, 2022 (Unaudited)

Sector	% of Net Assets

Banking	22.3%
Diversified Financial Services	19.5
Automotive & Auto Parts	5.8
Energy	4.9
Airlines	4.1
Homebuilders/Real Estate	4.1
Telecommunications	4.0
Capital Goods	2.4
Healthcare	2.3
Transportation Excluding Air/Rail	2.3
Collateralized Debt Obligation	2.2
Food/Beverage/Tobacco	2.1
Technology	2.1
Services	1.9
Hotels	1.7
Utilities	1.7
Chemicals	1.2
Leisure	1.2
Quasi & Foreign Government	1.0
Cable/Satellite TV	0.8
Broadcasting	0.7
Gaming	0.6
Building Materials	0.5
Financials	0.5
Super Retail	0.5
Consumer-Products	0.4
Food & Drug Retail	0.4
Metals/Mining	0.4
Containers	0.3
Environmental	0.2
Paper	0.2
Publishing/Printing	0.2
Diversified Media	0.1
Insurance	0.1
Railroads	0.1
Cash & Equivalents[1]	7.2
Total	100.0%

[1]	Represents cash, short-term securities, and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 41.0%

Aerospace/Defense: 0.5%
		TransDigm Inc
	1,525,000	8.000%, 12/15/25	$1,545,143

Airlines: 1.8%
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	550,000	5.500%, 4/20/26	507,265
	425,000	5.750%, 4/20/29	365,234
		Delta Air Lines Inc
	1,250,000	7.375%, 1/15/26	1,249,869
		easyJet PLC
EUR	350,000	1.750%, 2/9/23	363,863
		Emirates Airline
	645,682	4.500%, 2/6/25	643,484
		Singapore Airlines Ltd
	1,836,000	3.000%, 7/20/26	1,745,922
		Wizz Air Finance Co BV
EUR	550,000	1.350%, 1/19/24	535,608
EUR	650,000	1.000%, 1/19/26	560,649
			5,971,894

Automotive & Auto Parts: 2.0%
		FCE Bank PLC
EUR	1,050,000	1.615%, 5/11/23	1,089,739
		Ford Motor Credit Co LLC
	1,125,000	3.370%, 11/17/23	1,093,151
	1,100,000	4.063%, 11/1/24	1,043,626
		IHO Verwaltungs GmbH
EUR	800,000	3.625% Cash or 4.000%
		PIK, 5/15/25	733,060
EUR	400,000	3.750% Cash or 5.000%
		PIK, 9/15/26	348,684
		Kia Corp
	470,000	3.250%, 4/21/26	455,760
		RCI Banque SA
EUR	490,000	1.625%, 5/26/26	462,382
		Schaeffler AG
EUR	900,000	2.750%, 10/12/25	867,835
		Valeo
EUR	800,000	1.000%, 8/3/28	655,043
			6,749,280

Banking: 3.6%
		ABN AMRO Bank NV
	1,400,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1]	1,389,615
		Banco Bradesco SA
	909,000	3.200%, 1/27/25	869,599
		Banco Daycoval SA
	850,000	4.250%, 12/13/24	818,150
		Banco do Brasil SA
	971,000	4.750%, 3/20/24	966,062
		Bancolombia SA
	500,000	4.875% (5 Year CMT
		Rate + 2.929%), 10/18/27 [1]	467,250
		BBVA Bancomer SA
	1,282,000	1.875%, 9/18/25	1,165,428
		CaixaBank SA
EUR	200,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1]	206,887
		Deutsche Bank AG
	1,461,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1]	1,310,782
		Global Bank Corp
	800,000	5.250% (3 Month LIBOR
		USD + 3.300%), 4/16/29 [1]	751,608
		ING Groep NV
	1,175,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1]	1,168,716
		QNB Finance Ltd
	2,115,000	2.625%, 5/12/25	2,034,355
		Standard Chartered PLC
	650,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1]	618,163
			11,766,615

Broadcasting: 1.1%
		Magallanes Inc
	1,675,000	3.788%, 3/15/25	1,626,487
		Netflix Inc
EUR	530,000	3.000%, 6/15/25	541,521
		TEGNA Inc
	1,400,000	4.750%, 3/15/26	1,345,870
			3,513,878

Building Materials: 0.2%
		Cemex SAB de CV
	570,000	7.375%, 6/5/27	565,959

Cable/Satellite TV: 1.1%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	875,000	5.500%, 5/1/26	855,111
		CSC Holdings LLC
	2,850,000	5.875%, 9/15/22	2,839,911
			3,695,022

Capital Goods: 0.6%
		AGCO International Holdings BV
EUR	275,000	0.800%, 10/6/28	230,366
		Alfa SAB de CV
	1,410,000	5.250%, 3/25/24	1,408,378
		Traton Finance Luxembourg SA
EUR	400,000	0.125%, 11/10/24	395,823
			2,034,567

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 41.0% (Continued)

Chemicals: 1.5%
		Alpek SAB de CV
	891,000	4.250%, 9/18/29	$795,841
		Equate Petrochemical BV
	500,000	4.250%, 11/3/26	491,271
		MEGlobal Canada ULC
	500,000	5.000%, 5/18/25	505,563
		Orbia Advance Corp SAB de CV
	1,000,000	4.000%, 10/4/27	944,125
		Sherwin-Williams Co
	1,225,000	3.450%, 6/1/27	1,172,453
	1,425,000	2.900%, 3/15/52	980,730
			4,889,983

Containers: 1.5%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
EUR	1,525,000	2.125%, 8/15/26	1,300,494
EUR	825,000	2.125%, 8/15/26	703,467
		Ball Corp
	1,500,000	4.000%, 11/15/23	1,486,875
		DS Smith PLC
EUR	525,000	0.875%, 9/12/26	493,484
		SIG Combibloc PurchaseCo SARL
EUR	775,000	2.125%, 6/18/25	775,867
			4,760,187

Diversified Financial Services: 2.3%
		AXA Logistics Europe Master SCA
EUR	500,000	0.375%, 11/15/26	456,478
		Bread Financial Holdings Inc
	1,625,000	4.750%, 12/15/24	1,492,538
		Grupo de Inversiones
		Suramericana SA
	1,500,000	5.500%, 4/29/26	1,414,422
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	775,000	6.375%, 12/15/25	734,045
		ICD Funding Ltd
	1,900,000	3.223%, 4/28/26	1,793,125
		Navient Corp
	550,000	5.500%, 1/25/23	544,436
		SoftBank Group Corp
	300,000	5.375%, 7/30/22	298,075
		SPARC EM SPC Panama
		Metro Line 2 SP
	27,781	–%, 12/5/22 [5]	27,289
		UBS Group AG
	650,000	7.000% (5 Year Swap Rate
		EUR + 4.866%), 2/19/25 [1]	645,752
			7,406,160

Energy: 4.4%
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp
	775,000	7.625%, 12/15/25	742,628
		Cheniere Corpus
		Christi Holdings LLC
	2,475,000	5.125%, 6/30/27	2,480,034
		Energean Israel Finance Ltd
	1,370,000	4.500%, 3/30/24	1,292,937
		Energy Transfer LP
	1,100,000	5.500%, 6/1/27	1,117,135
		EQT Corp
	1,100,000	6.625%, 2/1/25 [1]	1,135,469
	525,000	3.125%, 5/15/26	492,710
		Galaxy Pipeline Assets Bidco Ltd
	1,106,105	1.750%, 9/30/27	1,029,670
		Leviathan Bond Ltd
	910,000	5.750%, 6/30/23	899,728
	775,000	6.125%, 6/30/25	731,676
		Lion/Polaris Lux 4 SA
	509,000	3.250%, 9/30/40	403,402
		Oleoducto Central SA
	924,000	4.000%, 7/14/27	767,738
		Petronas Capital Ltd
	400,000	4.550%, 4/21/50	382,861
		Qatar Energy
	500,000	3.300%, 7/12/51	387,309
		Rockies Express Pipeline LLC
	2,425,000	3.600%, 5/15/25	2,202,627
		Wintershall Dea Finance 2 BV
EUR	600,000	2.499% (5 Year Swap Rate
		EUR + 2.924%), 7/20/70 [1]	445,063
			14,510,987

Environmental: 0.2%
		GFL Environmental Inc
	800,000	3.750%, 8/1/25	743,388

Food & Drug Retail: 1.1%
		Albertsons Cos Inc / Safeway Inc /
		New Albertsons LP / Albertsons LLC
	1,372,000	3.500%, 2/15/23	1,358,170
	1,825,000	7.500%, 3/15/26	1,800,846
		Roadster Finance DAC
EUR	525,000	1.625%, 12/9/29	479,407
			3,638,423

Food/Beverage/Tobacco: 1.8%
		BRF SA
	850,000	4.750%, 5/22/24	840,442
		Constellation Brands Inc
	835,000	2.250%, 8/1/31	679,998
		Grupo Bimbo SAB de CV
	500,000	4.000%, 9/6/49	408,695

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 41.0% (Continued)

Food/Beverage/Tobacco: 1.8% (Continued)
		Louis Dreyfus Co Finance BV
EUR	1,575,000	2.375%, 11/27/25	$1,597,984
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	990,140
		Viterra Finance BV
EUR	1,575,000	0.375%, 9/24/25	1,478,906
			5,996,165

Gaming: 0.7%
		Caesars Entertainment Inc
	2,400,000	6.250%, 7/1/25	2,310,876

Healthcare: 1.9%
		GN Store Nord AS
EUR	500,000	0.875%, 11/25/24	496,168
		HCA Inc
	1,175,000	4.625%, 3/15/52	947,508
		Laboratory Corp of
		America Holdings
	1,100,000	3.600%, 9/1/27	1,061,583
		MPT Operating Partnership LP /
		MPT Finance Corp
EUR	475,000	0.993%, 10/15/26	410,961
		Prime Healthcare Services Inc
	800,000	7.250%, 11/1/25	685,240
		Select Medical Corp
	925,000	6.250%, 8/15/26	865,319
		Tenet Healthcare Corp
	1,575,000	4.625%, 7/15/24	1,513,756
		Werfenlife SA
EUR	300,000	0.500%, 10/28/26	284,818
			6,265,353

Homebuilders/Real Estate: 2.2%
		Balder Finland OYJ
EUR	525,000	2.000%, 1/18/31	328,339
		Blackstone Property Partners
		Europe Holdings SARL
EUR	625,000	2.000%, 2/15/24	636,812
EUR	950,000	1.000%, 10/20/26	845,807
		Crown Castle International Corp
	1,350,000	3.650%, 9/1/27	1,277,328
		CTP NV
EUR	1,025,000	0.625%, 9/27/26	858,340
		Fastighets AB Balder
EUR	1,000,000	2.873% (5 Year Swap Rate
		EUR + 3.188%), 6/2/81 [1]	574,934
		Lar Espana Real Estate Socimi SA
EUR	400,000	1.750%, 7/22/26	368,129
		Logicor Financing SARL
EUR	1,000,000	0.750%, 7/15/24	994,313
		Tritax EuroBox PLC
EUR	850,000	0.950%, 6/2/26	796,897
		VIA Outlets BV
EUR	725,000	1.750%, 11/15/28	634,842
			7,315,741

Hotels: 0.4%
		Hilton Domestic Operating Co Inc
	900,000	5.375%, 5/1/25	884,250
		Whitbread Group PLC
	GBP 300,000	3.375%, 10/16/25	352,879
			1,237,129

Insurance: 0.2%
		AXA SA
EUR	588,000	3.875% (11 Year Swap Rate
		EUR + 3.250%), 10/8/71 [1]	601,948

Leisure: 0.8%
		Expedia Group Inc
	825,000	5.000%, 2/15/26	826,749
	1,100,000	4.625%, 8/1/27	1,059,433
		Royal Caribbean Cruises Ltd
	825,000	11.500%, 6/1/25	849,721
			2,735,903

Metals/Mining: 0.5%
		AngloGold Ashanti Holdings PLC
	810,000	3.750%, 10/1/30	668,111
		Gold Fields Orogen
		Holdings BVI Ltd
	785,000	6.125%, 5/15/29	804,884
			1,472,995

Paper: 0.3%
		Inversiones CMPC SA
	1,200,000	4.375%, 4/4/27	1,146,426

Publishing/Printing: 0.2%
		Informa PLC
EUR	700,000	2.125%, 10/6/25	712,554

Restaurants: 0.2%
		1011778 BC ULC /
		New Red Finance Inc
	700,000	5.750%, 4/15/25	705,250

Services: 1.0%
		ISS Finance BV
EUR	525,000	1.250%, 7/7/25	529,098
		ISS Global A/S
EUR	850,000	0.875%, 6/18/26	802,497
		WASH Multifamily Acquisition Inc
	475,000	5.750%, 4/15/26	448,497
		WESCO Distribution Inc
	1,525,000	7.125%, 6/15/25	1,519,281
			3,299,373

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 41.0% (Continued)

Steel: 0.3%
		Usiminas International SARL
	1,062,000	5.875%, 7/18/26	$1,040,027

Super Retail: 1.9%
		Advance Auto Parts Inc
	1,350,000	1.750%, 10/1/27	1,150,186
		Home Depot Inc
	2,600,000	2.375%, 3/15/51	1,771,779
		Lowe’s Cos Inc
	2,200,000	3.000%, 10/15/50	1,552,034
		Target Corp
	2,275,000	2.950%, 1/15/52	1,738,640
			6,212,639

Technology: 0.9%
		Arqiva Broadcast Finance PLC
GBP	1,800,000	6.750%, 9/30/23	2,095,208
		Broadcom Inc
	970,000	3.137%, 11/15/35	743,550
			2,838,758

Telecommunications: 3.4%
		America Movil SAB de CV
	200,000	4.375%, 4/22/49	186,133
		Lumen Technologies Inc
	2,275,000	5.125%, 12/15/26	1,919,645
		Rogers Communications Inc
	3,725,000	2.950%, 3/15/25	3,604,994
		Sprint Corp
	2,138,000	7.875%, 9/15/23	2,211,676
		T-Mobile USA Inc
	675,000	2.250%, 2/15/26	613,548
	450,000	2.250%, 2/15/26	409,032
	1,700,000	3.875%, 4/15/30	1,592,466
	975,000	3.400%, 10/15/52	727,242
			11,264,736

Transportation Excluding Air/Rail: 1.5%
		Autostrade per l’Italia SPA
EUR	1,700,000	1.750%, 2/1/27	1,571,789
		DP World Ltd
EUR	1,095,000	2.375%, 9/25/26	1,117,866
		Gatwick Funding Ltd
	GBP 250,000	6.125%, 3/2/28 1	327,933
		Go-Ahead Group PLC
	GBP 800,000	2.500%, 7/6/24	939,590
		Heathrow Funding Ltd
	GBP 325,000	7.125%, 2/14/24	412,188
		Stagecoach Group PLC
	GBP 505,000	4.000%, 9/29/25	601,030
			4,970,396

Utilities: 1.0%
		Acquirente Unico SPA
EUR	850,000	2.800%, 2/20/26	895,229
		Comision Federal de Electricidad
	600,000	4.677%, 2/9/51	403,941
		National Central Cooling Co PJSC
	1,600,000	2.500%, 10/21/27	1,445,000
		Redexis Gas Finance BV
EUR	500,000	1.875%, 2/28/25	504,040
			3,248,210

TOTAL CORPORATE BONDS
(Cost $152,037,892)			135,165,965

CONVERTIBLE BONDS: 1.2%

Banking: 1.2%
		Bank Leumi Le-Israel BM
	1,330,000	3.275% (5 Year CMT
		Rate + 1.631%), 1/29/31 [1]	1,173,725
		Bank of Ireland Group PLC
	2,075,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1]	2,055,288
		Barclays PLC
EUR	800,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1]	828,851
			4,057,864
TOTAL CONVERTIBLE BONDS
(Cost $4,337,986)			4,057,864

BANK LOANS: 3.5%

Capital Goods: 0.5%
		Ali Group B (Welbilt)
	1,000,000	2.131%, 11/30/28 [1,2,6,7]	959,000
		Alison US B-1 (Alstom)
	511,145	6.500% (3 Months
		LIBOR + 5.5%), 8/29/23 [1,2]	322,021
		Alison US B-2 (Alstom)
		(Arvos Midco S.a.r.l.)
	507,167	6.500% (3 Months
		LIBOR + 5.5%), 8/29/23 [1,2]	319,515
			1,600,536

Diversified Financial Services: 0.3%
		Trans Union B5
	1,115,226	3.416% (1 Month
		LIBOR + 1.75%), 11/13/26 [1,2]	1,055,751

Food/Beverage/Tobacco: 0.6%
		Pegasus BidCo (USD) (Refresco)
	1,975,000	4.750%, 4/20/29 [1,2]	1,878,719

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 3.5% (Continued)

Healthcare: 0.6%
	MPH Acquisition Holdings B
	(08/21) (MultiPlan)
994,987	5.825% (3 Months
	LIBOR + 4.25%), 9/1/28 [2]	$918,871
	Onex Carestream
	(2023 EXTENDED TERM)
1,132,201	9.500% (3 Months
	LIBOR + 7.25%), 5/8/23 [2]	1,126,257
		2,045,128

Services: 0.5%
	Franchise Group First Out
1,630,890	6.500% (3 Months
	LIBOR + 4.75%), 3/10/26 [1,2]	1,499,065
	Summer (BC) Bidco B1
235,504	6.611% (3 Months
	LIBOR + 5%), 12/4/26 [1,2]	219,019
		1,718,084

Technology: 0.3%
	Constant Contact
12	5.011% (3 Months
	LIBOR + 4%), 2/10/28 [1,2]	11
	Triton Solar US B
834,020	7.500% (3 Months
	LIBOR + 6%), 10/31/24 [1,2]	808,999
		809,010

Telecommunications: 0.5%
	Voyage B (Vocus Group) (USD)
1,885,750	4.563% (3 Months
	LIBOR + 3.5%), 7/20/28 [1,2]	1,770,257

Utilities: 0.2%
	Exgen Renewables/
	Exelon (12/20) TL
622,670	4.080% (3 Months
	LIBOR + 2.5%), 12/15/27 [1,2]	602,433
TOTAL BANK LOANS
(Cost $12,325,700)		11,479,918

US GOVERNMENT NOTES/BONDS: 15.7%
Sovereign: 15.7%
	United States Treasury Note/Bond
25,000,000	1.750%, 3/15/25	24,197,266
21,000,000	2.500%, 3/31/27	20,522,578
7,000,000	2.875%, 5/15/32	6,942,578
		51,662,422
TOTAL US GOVERNMENT NOTES/BONDS
(Cost $52,437,018)		51,662,422
US TREASURY BILL: 28.1%
	United States Treasury Bill
8,000,000	1.001%, 7/5/22 [8]	7,998,969
8,000,000	1.201%, 7/19/22 [8]	7,995,775
22,700,000	0.841%, 7/26/22 [8]	22,683,586
8,000,000	0.901%, 8/2/22 [8]	7,991,833
36,000,000	1.247%, 8/9/22 [8]	35,950,362
10,000,000	1.491%, 8/23/22 [8]	9,978,383
		92,598,908
TOTAL US TREASURY BILL
(Cost $92,604,242)		92,598,908

PURCHASED OPTIONS: 0.0% [9]
83	US 10YR NOTE (CBT)Sep22,
	Expiration: July 2022,
	Exercise Price: $116.00	16,859
TOTAL PURCHASED OPTIONS
(Cost $46,944)		16,859
TOTAL INVESTMENTS IN SECURITIES: 89.6%
(Cost $313,789,782)		294,981,936
Other Assets in Excess of Liabilities: 10.4%		34,336,936
TOTAL NET ASSETS: 100.0%		$329,318,872

†	In USD unless otherwise indicated.
CMT – Constant Maturity Treasury Rate
EUR – Euro
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind - represents the security may pay interest in additional par.
USD – United States Dollars
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (”LIBOR“) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Zero coupon security.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Rate represents the yield to maturity from purchase price.
[9]	Does not round to 0.1% or (0.1)% of net assets.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2022 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	June 30, 2022	Currency to be Received	June 30, 2022	(Depreciation)
9/19/22	EUR 43,000,000	$45,330,605	USD 45,529,045	$45,529,045	$198,440
9/19/22	EUR 9,800,000	10,419,879	USD 10,331,161	10,331,161	(88,718)
9/19/22	GBP 4,300,000	5,242,816	USD 5,311,730	5,311,730	68,914
		$60,993,300		$61,171,936	$178,636

SCHEDULE OF FUTURES CONTRACTS at June 30, 2022 (Unaudited)

The Credit Opportunities Fund had the following futures contracts outstanding with Morgan Stanley & Co., Inc.:

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
EURO-BOBL FUTURE Sep22	255	$(33,187,091)	$417,029	$(32,770,062)
EURO-BUND FUTURE Sep22	67	(10,446,282)	(43,277)	(10,489,559)
		$(43,633,373)	$373,752	$(43,259,622)

SCHEDULE OF SWAP CONTRACTS at June 30, 2022 (Unaudited)

The Credit Opportunities Fund had the following credit default swap contracts outstanding with Morgan Stanley & Co., Inc.:

							Upfront	Unrealized
Reference	Buy/Sell	Fixed	Maturity	Payment	Notional		Premiums	Appreciation
Obligation	Protection	Pay Rate	Date	Frequency	Amount	Value	Paid (Received)	(Depreciation)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	6/20/27	Quarterly	$5,500,000	$164,480	$(253,398)	$(417,878)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	6/20/27	Quarterly	3,500,000	104,669	(162,266)	(266,935)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	6/20/27	Quarterly	8,500,000	254,196	(123,897)	(378,093)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	6/20/27	Quarterly	3,205,000	95,847	(7,322)	(103,169)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000	6/20/27	Quarterly	8,500,000	254,196	(31,599)	(285,795)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	6/20/27	Quarterly	7,920,000	236,851	(10,961)	(247,812)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	6/20/27	Quarterly	6,435,000	192,441	163,462	(28,979)
Markit Itrx Eur Xover [1]	Buy [2]	5.000%	6/20/27	Quarterly	3,000,000	98,162	(91,998)	190,160
					$46,560,000	$1,400,842	$(517,979)	$(1,538,501)

[1]	Markit CDX North American High Yield Index.
[2]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SCHEDULE OF OPTIONS WRITTEN at June 30, 2022 (Unaudited)

Contracts
(100 shares per contract)		Notional Value	Value
PUT OPTIONS WRITTEN: (0.0%) [1]
US 10YR NOTE (CBT)Sep22
83	Expiration: July 2022, Exercise Price: 114.00	$983,810	$(3,891)
	(Proceeds $16,603)		$(3,891)
'
[1]	Does not round to 0.1% or (0.1)% of net assets.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 86.8%

Aerospace/Defense: 0.7%
	Maxar Technologies Inc
$25,000	7.750%, 6/15/27	$24,911
	TransDigm Inc
175,000	6.250%, 3/15/26	169,397
		194,308

Airlines: 2.5%
	American Airlines Inc
50,000	11.750%, 7/15/25	52,123
	American Airlines Inc/
	AAdvantage Loyalty IP Ltd
300,000	5.500%, 4/20/26	276,690
250,000	5.750%, 4/20/29	214,844
	Delta Air Lines Inc
150,000	7.375%, 1/15/26	149,984
		693,641

Automotive & Auto Parts: 1.5%
	Dana Inc
75,000	4.500%, 2/15/32	55,723
	Ford Motor Co
175,000	3.250%, 2/12/32	130,375
150,000	4.750%, 1/15/43	107,277
	Tenneco Inc
100,000	7.875%, 1/15/29	96,793
	Thor Industries Inc
25,000	4.000%, 10/15/29	19,831
		409,999

Banking: 0.6%
	Deutsche Bank AG
200,000	4.875% (5 Year Mid Swap
	Rate USD + 2.553%), 12/1/32 [1]	172,328

Broadcasting: 5.6%
	Audacy Capital Corp
50,000	6.500%, 5/1/27	29,819
50,000	6.750%, 3/31/29	26,702
	Belo Corp
75,000	7.750%, 6/1/27	74,810
	Cumulus Media New Holdings Inc
250,000	6.750%, 7/1/26	230,661
	Gray Escrow II Inc
75,000	5.375%, 11/15/31	60,257
	Gray Television Inc
100,000	7.000%, 5/15/27	95,986
	iHeartCommunications Inc
125,000	6.375%, 5/1/26	115,832
225,000	8.375%, 5/1/27	179,285
	Nexstar Media Inc
150,000	5.625%, 7/15/27	137,190
125,000	4.750%, 11/1/28	107,442
	Scripps Escrow Inc
250,000	5.875%, 7/15/27	219,184
	Sirius XM Radio Inc
175,000	4.000%, 7/15/28	151,995
	TEGNA Inc
150,000	4.625%, 3/15/28	141,109
		1,570,272

Building Materials: 2.2%
	Advanced Drainage Systems Inc
50,000	6.375%, 6/15/30	48,976
	Cornerstone Building Brands Inc
125,000	6.125%, 1/15/29	80,523
	Masonite International Corp
75,000	3.500%, 2/15/30	59,829
	MIWD Holdco II LLC /
	MIWD Finance Corp
50,000	5.500%, 2/1/30	40,299
	New Enterprise Stone & Lime Co Inc
150,000	5.250%, 7/15/28	123,523
	SRM Escrow Issuer LLC
125,000	6.000%, 11/1/28	105,364
	Standard Industries Inc
50,000	4.375%, 7/15/30	39,529
75,000	3.375%, 1/15/31	55,540
	Summit Materials LLC /
	Summit Materials Finance Corp
75,000	5.250%, 1/15/29	65,570
		619,153

Cable/Satellite TV: 5.1%
	CCO Holdings LLC /
	CCO Holdings Capital Corp
200,000	5.375%, 6/1/29	179,166
200,000	4.750%, 3/1/30	171,828
	CSC Holdings LLC
200,000	6.500%, 2/1/29	180,428
	Directv Financing LLC /
	Directv Financing Co-Obligor Inc
150,000	5.875%, 8/15/27	129,424
	DISH DBS Corp
100,000	5.750%, 12/1/28	74,229
75,000	5.125%, 6/1/29	45,550
	Midcontinent Communications /
	Midcontinent Finance Corp
275,000	5.375%, 8/15/27	253,377
	Radiate Holdco LLC / Radiate Finance Inc
150,000	6.500%, 9/15/28	116,352
	UPC Holding BV
200,000	5.500%, 1/15/28	167,513
	Videotron Ltd.
100,000	5.125%, 4/15/27	93,243
		1,411,110

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 86.8% (Continued)

Capital Goods: 1.6%
	Dornoch Debt Merger Sub Inc
$75,000	6.625%, 10/15/29	$55,219
	Griffon Corp
75,000	5.750%, 3/1/28	68,274
	JB Poindexter & Co Inc
125,000	7.125%, 4/15/26	120,164
	Manitowoc Co Inc
125,000	9.000%, 4/1/26	116,550
	Patrick Industries Inc
100,000	4.750%, 5/1/29	74,569
	Wabash National Corp
25,000	4.500%, 10/15/28	19,156
		453,932

Chemicals: 1.7%
	Compass Minerals International Inc
25,000	6.750%, 12/1/27	22,651
	CVR Partners LP /
	CVR Nitrogen Finance Corp
100,000	6.125%, 6/15/28	88,615
	Rain CII Carbon LLC / CII Carbon Corp
100,000	7.250%, 4/1/25	92,740
	Rayonier AM Products Inc
67,000	7.625%, 1/15/26	58,552
	SCIH Salt Holdings Inc
75,000	4.875%, 5/1/28	62,489
	SCIL IV LLC / SCIL USA Holdings LLC
200,000	5.375%, 11/1/26	160,323
		485,370

Consumer-Products: 1.0%
	Central Garden & Pet Co
50,000	4.125%, 10/15/30	40,564
25,000	4.125%, 4/30/31	20,109
	Coty Inc/HFC Prestige Products Inc/
	HFC Prestige International US LLC
100,000	4.750%, 1/15/29	86,583
	Scotts Miracle-Gro Co
175,000	4.375%, 2/1/32	133,365
		280,621

Containers: 3.1%
	Canpack SA / Canpack US LLC
200,000	3.875%, 11/15/29	156,330
	Crown Americas LLC
100,000	5.250%, 4/1/30	93,908
	Graphic Packaging International LLC
150,000	3.750%, 2/1/30	127,313
	LABL Inc
144,000	10.500%, 7/15/27	125,471
	Pactiv Evergreen Group Issuer LLC /
	Pactiv Evergreen Group Issuer Inc
150,000	4.375%, 10/15/28	127,718
	Trident TPI Holdings Inc
50,000	9.250%, 8/1/24	45,815
	Trivium Packaging Finance BV
200,000	5.500%, 8/15/26	188,660
		865,215

Diversified Financial Services: 4.2%
	Bread Financial Holdings Inc
275,000	7.000%, 1/15/26	264,610
	Castlelake Aviation Finance DAC
175,000	5.000%, 4/15/27	145,662
	Icahn Enterprises LP /
	Icahn Enterprises Finance Corp
125,000	6.375%, 12/15/25	118,394
150,000	6.250%, 5/15/26	139,805
50,000	5.250%, 5/15/27	44,400
	Midcap Financial Issuer Trust
200,000	6.500%, 5/1/28	172,573
	Nationstar Mortgage Holdings Inc
150,000	6.000%, 1/15/27	130,440
50,000	5.750%, 11/15/31	38,312
	PRA Group Inc
150,000	5.000%, 10/1/29	123,897
		1,178,093

Diversified Media: 0.7%
	Advantage Sales & Marketing Inc
150,000	6.500%, 11/15/28	128,880
	Clear Channel Outdoor Holdings Inc
75,000	5.125%, 8/15/27	63,198
		192,078

Energy: 12.5%
	Antero Resources Corp
66,000	8.375%, 7/15/26	69,922
25,000	7.625%, 2/1/29	25,474
	Archrock Partners LP /
	Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	133,029
	Ascent Resources Utica Holdings LLC /
	ARU Finance Corp
25,000	7.000%, 11/1/26	23,283
75,000	5.875%, 6/30/29	66,106
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
200,000	7.625%, 12/15/25	191,646
131,000	6.625%, 7/15/26	118,163
	CITGO Petroleum Corp
125,000	7.000%, 6/15/25	121,196
The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 86.8% (Continued)

Energy: 12.5% (Continued)
	CrownRock LP /
	CrownRock Finance Inc
$125,000	5.625%, 10/15/25	$117,839
	EQM Midstream Partners LP
25,000	7.500%, 6/1/27	24,217
75,000	6.500%, 7/1/27	69,864
100,000	4.500%, 1/15/29	81,373
25,000	7.500%, 6/1/30	24,057
25,000	4.750%, 1/15/31	20,009
	Genesis Energy LP /
	Genesis Energy Finance Corp
125,000	5.625%, 6/15/24	117,393
	Gulfport Energy Corp
125,000	8.000%, 5/17/26	123,202
	Harvest Midstream I LP
175,000	7.500%, 9/1/28	164,694
	Hilcorp Energy I LP /
	Hilcorp Finance Co
175,000	6.000%, 2/1/31	151,839
	Howard Midstream
	Energy Partners LLC
100,000	6.750%, 1/15/27	86,380
	Kinetik Holdings LP
25,000	5.875%, 6/15/30	23,860
	MEG Energy Corp
125,000	7.125%, 2/1/27	125,486
	Northern Oil and Gas Inc
150,000	8.125%, 3/1/28	141,596
	Occidental Petroleum Corp
100,000	5.500%, 12/1/25	98,663
75,000	8.875%, 7/15/30	86,249
75,000	4.300%, 8/15/39	61,188
75,000	4.400%, 4/15/46	60,782
25,000	4.100%, 2/15/47	19,342
	PBF Holding Co LLC /
	PBF Finance Corp
75,000	9.250%, 5/15/25	78,516
25,000	7.250%, 6/15/25	23,412
	Range Resources Corp
225,000	8.250%, 1/15/29	230,034
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	149,926
	Southwestern Energy Co
25,000	7.750%, 10/1/27	25,872
75,000	8.375%, 9/15/28	79,162
100,000	4.750%, 2/1/32	85,458
	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corp
158,000	7.500%, 10/1/25	153,191
100,000	6.000%, 12/31/30	83,133
	USA Compression Partners LP /
	USA Compression Finance Corp
25,000	6.875%, 4/1/26	22,770
75,000	6.875%, 9/1/27	66,667
	Venture Global Calcasieu Pass LLC
50,000	3.875%, 8/15/29	43,872
50,000	4.125%, 8/15/31	43,014
	Vermilion Energy Inc
50,000	6.875%, 5/1/30	44,800
		3,476,679

Environmental: 0.1%
	GFL Environmental Inc
50,000	4.375%, 8/15/29	40,320

Food & Drug Retail: 0.3%
	Albertsons Cos Inc / Safeway Inc /
	New Albertsons LP / Albertsons LLC
25,000	7.500%, 3/15/26	24,669
75,000	4.625%, 1/15/27	67,148
		91,817

Food/Beverage/Tobacco: 0.9%
	BellRing Brands Inc
75,000	7.000%, 3/15/30	70,790
	Darling Ingredients Inc
25,000	6.000%, 6/15/30	24,973
	Herbalife Nutrition Ltd /
	HLF Financing Inc
75,000	7.875%, 9/1/25	67,843
	Performance Food Group Inc
100,000	5.500%, 10/15/27	92,750
		256,356

Gaming: 1.8%
	Caesars Entertainment Inc
125,000	6.250%, 7/1/25	120,358
100,000	8.125%, 7/1/27	96,833
	CDI Escrow Issuer Inc
100,000	5.750%, 4/1/30	92,240
	Churchill Downs Inc
100,000	4.750%, 1/15/28	89,391
	Premier Entertainment Sub LLC /
	Premier Entertainment Finance Corp
150,000	5.625%, 9/1/29	107,022
		505,844

Healthcare: 7.9%
	AdaptHealth LLC
125,000	6.125%, 8/1/28	110,739
	AMN Healthcare Inc
100,000	4.625%, 10/1/27	91,846

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.8% (Continued)

Healthcare: 7.9% (Continued)
	Bausch Health Cos Inc
$75,000	6.125%, 2/1/27	$63,885
75,000	5.000%, 2/15/29	39,009
75,000	6.250%, 2/15/29	40,432
	Centene Corp
225,000	4.625%, 12/15/29	209,393
	CHS/Community Health Systems Inc
150,000	5.625%, 3/15/27	127,346
75,000	8.000%, 12/15/27	68,236
50,000	5.250%, 5/15/30	38,079
	DaVita Inc
100,000	4.625%, 6/1/30	78,302
100,000	3.750%, 2/15/31	70,998
	Embecta Corp
50,000	5.000%, 2/15/30	42,052
	Legacy LifePoint Health LLC
75,000	6.750%, 4/15/25	72,394
200,000	4.375%, 2/15/27	171,623
	MPH Acquisition Holdings LLC
150,000	5.750%, 11/1/28	124,606
	MPT Operating Partnership LP /
	MPT Finance Corp
150,000	4.625%, 8/1/29	131,918
	Prestige Brands Inc
150,000	3.750%, 4/1/31	124,625
	Prime Healthcare Services Inc
225,000	7.250%, 11/1/25	192,724
	Select Medical Corp
200,000	6.250%, 8/15/26	187,096
	Tenet Healthcare Corp
225,000	4.875%, 1/1/26	207,780
		2,193,083

Homebuilders/Real Estate: 7.2%
	Ashton Woods USA LLC /
	Ashton Woods Finance Co
75,000	6.625%, 1/15/28	63,846
	Blackstone Mortgage Trust Inc
150,000	3.750%, 1/15/27	122,063
	Brookfield Residential Properties Inc /
	Brookfield Residential US LLC
125,000	6.250%, 9/15/27	103,776
	Century Communities Inc
125,000	6.750%, 6/1/27	119,426
	Global Infrastructure Solutions Inc
87,000	5.625%, 6/1/29	68,063
	HAT Holdings I LLC /
	HAT Holdings II LLC
100,000	6.000%, 4/15/25	95,932
100,000	3.375%, 6/15/26	86,260
	Howard Hughes Corp
125,000	5.375%, 8/1/28	104,946
	IEA Energy Services LLC
75,000	6.625%, 8/15/29	61,415
	Iron Mountain Inc
200,000	5.250%, 7/15/30	174,260
	iStar Inc
125,000	5.500%, 2/15/26	117,832
	KB Home
25,000	7.250%, 7/15/30	23,715
75,000	4.000%, 6/15/31	57,590
	Kennedy-Wilson Inc
75,000	4.750%, 3/1/29	60,860
50,000	4.750%, 2/1/30	39,208
75,000	5.000%, 3/1/31	58,241
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp
75,000	4.750%, 6/15/29	57,834
	M/I Homes Inc
100,000	3.950%, 2/15/30	75,548
	Millennium Escrow Corp
75,000	6.625%, 8/1/26	61,307
	Service Properties Trust
200,000	4.350%, 10/1/24	162,491
	Starwood Property Trust Inc
50,000	3.750%, 12/31/24	45,591
75,000	3.625%, 7/15/26	63,885
	Uniti Group LP / Uniti Fiber
	Holdings Inc / CSL Capital LLC
200,000	7.875%, 2/15/25	193,628
		2,017,717

Insurance: 1.0%
	Acrisure LLC / Acrisure Finance Inc
150,000	7.000%, 11/15/25	135,328
	Alliant Holdings Intermediate LLC /
	Alliant Holdings Co-Issuer
150,000	6.750%, 10/15/27	133,503
		268,831

Leisure: 2.7%
	Carnival Corp
175,000	10.500%, 2/1/26	175,000
	Life Time Inc
150,000	5.750%, 1/15/26	134,920
	NCL Corp Ltd
100,000	5.875%, 2/15/27	85,688
	Royal Caribbean Cruises Ltd
150,000	9.125%, 6/15/23	148,500
75,000	11.500%, 6/1/25	77,248
175,000	5.500%, 8/31/26	129,834
		751,190

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 86.8% (Continued)

Metals/Mining: 1.6%
	ERO Copper Corp
$50,000	6.500%, 2/15/30	$40,187
	Hudbay Minerals Inc
75,000	4.500%, 4/1/26	62,870
75,000	6.125%, 4/1/29	60,929
	Kaiser Aluminum Corp
225,000	4.500%, 6/1/31	171,277
	Mineral Resources Ltd
25,000	8.000%, 11/1/27	24,519
100,000	8.500%, 5/1/30	98,664
		458,446

Publishing/Printing: 0.4%
	Cimpress PLC
150,000	7.000%, 6/15/26	119,707

Restaurants: 1.3%
	1011778 BC ULC / New Red Finance Inc
25,000	3.875%, 1/15/28	21,803
125,000	4.375%, 1/15/28	109,484
	Bloomin’ Brands Inc /
	OSI Restaurant Partners LLC
75,000	5.125%, 4/15/29	63,757
	Dave & Buster’s Inc
50,000	7.625%, 11/1/25	49,434
	Yum! Brands Inc
125,000	5.375%, 4/1/32	115,082
		359,560

Services: 4.2%
	Garda World Security Corp
100,000	4.625%, 2/15/27	86,164
	GPD Cos Inc
125,000	10.125%, 4/1/26	119,259
	Herc Holdings Inc
100,000	5.500%, 7/15/27	91,528
	Hertz Corp
100,000	4.625%, 12/1/26	83,724
100,000	5.000%, 12/1/29	77,613
	Nielsen Finance LLC /
	Nielsen Finance Co
75,000	5.625%, 10/1/28	69,867
75,000	5.875%, 10/1/30	69,000
	Sabre GLBL Inc
175,000	7.375%, 9/1/25	163,640
	TriNet Group Inc
75,000	3.500%, 3/1/29	61,835
	United Rentals North America Inc
225,000	3.750%, 1/15/32	185,275
	WESCO Distribution Inc
25,000	7.125%, 6/15/25	24,906
150,000	7.250%, 6/15/28	148,713
		1,181,524

Steel: 1.3%
	Cleveland-Cliffs Inc
100,000	6.750%, 3/15/26	99,455
	Commercial Metals Co
50,000	4.125%, 1/15/30	42,186
50,000	4.375%, 3/15/32	41,049
	TMS International Corp/DE
75,000	6.250%, 4/15/29	54,609
	United States Steel Corp
150,000	6.875%, 3/1/29	130,112
		367,411

Super Retail: 2.0%
	At Home Group Inc
50,000	7.125%, 7/15/29	28,461
	Bath & Body Works Inc
100,000	6.750%, 7/1/36	80,310
	LCM Investments Holdings II LLC
100,000	4.875%, 5/1/29	76,399
	LSF9 Atlantis Holdings LLC /
	Victra Finance Corp
125,000	7.750%, 2/15/26	106,040
	Macy’s Retail Holdings LLC
100,000	5.875%, 4/1/29	85,308
	Michaels Cos Inc
125,000	7.875%, 5/1/29	82,751
	Wolverine World Wide Inc
100,000	4.000%, 8/15/29	80,367
		539,636

Technology: 1.0%
	CommScope Inc
75,000	4.750%, 9/1/29	60,713
	LogMeIn Inc
125,000	5.500%, 9/1/27	87,330
	NCR Corp
75,000	5.125%, 4/15/29	63,590
	Veritas US Inc / Veritas Bermuda Ltd
75,000	7.500%, 9/1/25	55,928
		267,561

Telecommunications: 7.6%
	Altice Financing SA
200,000	5.000%, 1/15/28	159,691
	Altice France SA
200,000	5.500%, 1/15/28	159,050
	Cogent Communications Group Inc
100,000	7.000%, 6/15/27	95,650
	Connect Finco SARL /
	Connect US Finco LLC
200,000	6.750%, 10/1/26	179,425
	Consolidated Communications Inc
125,000	6.500%, 10/1/28	105,500
	Embarq Corp
75,000	7.995%, 6/1/36	56,489

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 86.8% (Continued)

Telecommunications: 7.6% (Continued)
	Frontier Communications Holdings LLC
$75,000	5.875%, 10/15/27	$67,689
50,000	8.750%, 5/15/30	50,915
	GCI LLC
250,000	4.750%, 10/15/28	216,971
	Hughes Satellite Systems Corp
175,000	6.625%, 8/1/26	155,634
	LCPR Senior Secured Financing DAC
200,000	6.750%, 10/15/27	187,097
	Level 3 Financing Inc
125,000	4.625%, 9/15/27	106,927
	Lumen Technologies Inc
150,000	5.125%, 12/15/26	126,570
100,000	4.500%, 1/15/29	74,711
	Sprint Capital Corp
250,000	6.875%, 11/15/28	263,627
100,000	8.750%, 3/15/32	120,674
		2,126,620

Utilities: 2.5%
	Calpine Corp
25,000	5.250%, 6/1/26	23,796
50,000	5.125%, 3/15/28	44,493
100,000	4.625%, 2/1/29	83,363
100,000	5.000%, 2/1/31	81,136
25,000	3.750%, 3/1/31	20,261
	Clearway Energy Operating LLC
375,000	3.750%, 2/15/31	303,467
	Sunnova Energy Corp
150,000	5.875%, 9/1/26	129,000
		685,516
TOTAL CORPORATE BONDS
(Cost $27,986,163)		24,233,938

BANK LOANS: 5.5%

Automotive & Auto Parts: 0.7%
	First Brands 1st Lien (Trico) (3/21)
104,644	6.666% (3 Month SOFR +
	5.000%), 3/30/27 [1,2]	99,831
	Wheel Pros (4/21)
124,063	6.166% (1 Month LIBOR +
	4.500%), 5/11/28 [1,2]	103,326
		203,157

Building Materials: 0.5%
	Quikrete B1 (4/21)
150,000	4.612% (1 Month LIBOR +
	3.000%), 6/11/28 [1,2]	141,863
Healthcare: 1.6%
	Athenahealth DD (02/22)
21,739	4.977% (1 Month SOFR +
	3.500%), 2/15/29 [1,2]	20,082
	Athenahealth B (02/22)
128,261	4.977% (1 Month SOFR +
	3.500%), 2/15/29 [1,2]	118,481
	Avantor Funding Incremental B-5
150,000	3.961% (1 Month LIBOR +
	2.250%), 11/6/27 [1,2]	144,610
	BW NHHC Holdco
196,923	6.444% (3 Month LIBOR +
	5.000%), 5/15/25 [1,2]	141,612
	US Outpatient/ US Radiology(12/20)
24,750	7.023% (3 Month LIBOR +
	5.250%), 12/15/27 [1,2]	22,028
		446,813

Leisure: 0.3%
	Carnival (USD)
97,508	4.666% (3 Month LIBOR +
	3.000%), 6/30/25 [1,2]	91,023

Restaurants: 0.2%
	Dave & Buster’s B (04/22)
50,000	6.599%, 6/23/29 [1,2,3,4]	47,719

Super Retail: 0.5%
	S&S Holdings
150,000	6.666% (3 Month LIBOR +
	5.000%), 3/11/28 [1,2]	141,125

Technology: 1.0%
	Ahead DB Holdings (04/21)
99,000	5.416% (3 Month LIBOR +
	3.750%), 10/16/27 [1,2]	93,407
	CT Technologies (6/21)
	(HealthPort/Ciox Health/Smart)
74,063	5.916% (1 Month LIBOR +
	4.250%), 12/16/25 [1,2]	69,557
	Dawn Acquisition
147,704	6.000% (3 Month LIBOR +
	3.750%), 12/31/25 [1,2]	118,748
		281,712

Telecommunications: 0.4%
	Crown Subsea (4/21) (SubCom)
100,547	6.652% (1 Month LIBOR +
	4.750%), 4/27/27 [1,2]	96,526
	Intelsat Jackson Holdings B5 (Fixed)
872	6.625%, 1/2/24 [1,2,6]	802
		97,328

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount	Value
BANK LOANS: 5.5% (Continued)

Transportation Excluding Air/Rail: 0.3%
Yak Access B
$137,671	7.250% (3 Month LIBOR +
5%), 7/11/25 [1,2]	$93,272
TOTAL BANK LOANS
(Cost $1,695,327)	1,544,012

TOTAL INVESTMENTS IN SECURITIES: 92.3%
(Cost $29,681,490)	25,777,950
Other Assets in Excess of Liabilities: 7.7%	2,159,781
TOTAL NET ASSETS: 100.0%	$27,937,731

LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
USD – United States Dollars

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR“) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 84.4%

Airlines: 3.9%
		Air France-KLM
EUR	1,300,000	3.875%, 7/1/26	$1,112,011
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	2,045,000	5.500%, 4/20/26	1,886,103
		Cathay Pacific MTN
		Financing HK Ltd
	1,940,000	4.875%, 8/17/26	1,776,766
		Delta Air Lines Inc
	1,050,000	3.800%, 4/19/23	1,041,217
	1,110,000	7.000%, 5/1/25	1,125,985
		Delta Air Lines Inc /
		SkyMiles IP Ltd
	2,360,000	4.500%, 10/20/25	2,296,739
		Deutsche Lufthansa AG
EUR	1,300,000	1.625%, 11/16/23	1,310,933
EUR	1,400,000	3.000%, 5/29/26	1,239,849
EUR	1,200,000	3.750%, 2/11/28	1,015,154
		easyJet PLC
EUR	700,000	1.750%, 2/9/23	727,727
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	1,325,000	6.500%, 6/20/27	1,306,218
		Singapore Airlines Ltd
	1,100,000	3.000%, 7/20/26	1,046,032
		Wizz Air Finance Co BV
EUR	1,300,000	1.350%, 1/19/24	1,265,981
EUR	625,000	1.000%, 1/19/26	539,085
			17,689,800

Automotive & Auto Parts: 5.8%
		Faurecia SE
EUR	1,100,000	2.625%, 6/15/25	1,000,673
EUR	1,100,000	2.750%, 2/15/27	901,189
		FCE Bank PLC
EUR	800,000	1.615%, 5/11/23	830,278
		Ford Motor Credit Co LLC
	500,000	2.366% (3 Month LIBOR
		USD + 1.080%), 8/3/22 [1]	498,950
	1,000,000	2.646% (3 Month LIBOR
		USD + 1.235%), 2/15/23 [1]	991,766
	600,000	3.810%, 1/9/24	583,159
EUR	850,000	3.250%, 9/15/25	818,295
	650,000	3.375%, 11/13/25	588,445
		General Motors Financial Co Inc
	1,150,000	5.100%, 1/17/24	1,163,016
	1,170,000	4.350%, 4/9/25	1,157,740
		Genuine Parts Co
	200,000	1.750%, 2/1/25	189,145
		Harley-Davidson
		Financial Services Inc
EUR	500,000	0.900%, 11/19/24	495,313
		Hyundai Capital America
	1,825,000	1.650%, 9/17/26	1,612,853
		IHO Verwaltungs GmbH
EUR	800,000	3.625% Cash or 4.000%
		PIK, 5/15/25	733,060
EUR	700,000	3.750% Cash or 5.000%
		PIK, 9/15/26	610,197
		Jaguar Land Rover Automotive PLC
	1,100,000	7.750%, 10/15/25	1,020,250
EUR	625,000	4.500%, 7/15/28	471,072
		Kia Corp
	650,000	1.000%, 4/16/24	619,830
	1,030,000	2.375%, 2/14/25	986,992
		Nissan Motor Co Ltd
	1,894,000	3.043%, 9/15/23	1,864,170
	1,500,000	3.522%, 9/17/25	1,422,891
EUR	700,000	2.652%, 3/17/26	686,109
		Pirelli & C SPA
EUR	860,000	1.375%, 1/25/23	902,097
		RCI Banque SA
EUR	1,090,000	0.154% (3 Month EURIBOR +
		0.570%), 11/4/24 [1]	1,119,004
EUR	1,100,000	0.298% (3 Month EURIBOR +
		0.580%), 3/12/25 [1]	1,129,015
EUR	350,000	0.500%, 7/14/25	330,946
		Schaeffler AG
EUR	1,100,000	2.750%, 10/12/25	1,060,688
		Stellantis NV
	1,000,000	5.250%, 4/15/23	1,008,735
		ZF Finance GmbH
EUR	1,500,000	3.000%, 9/21/25	1,384,274
			26,180,152

Banking: 20.3%
		Abanca Corp Bancaria SA
EUR	500,000	4.625% (5 Year Swap Rate
		EUR + 5.014%), 4/7/30 [1]	490,104
		ABN AMRO Bank NV
	500,000	4.750%, 7/28/25	498,033
	4,200,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1]	4,168,844
		AHB Sukuk Co Ltd
	700,000	4.375%, 9/19/23	705,191
		AIB Group PLC
EUR	1,700,000	1.875% (5 Year Swap Rate
		EUR + 2.150%), 11/19/29 [1]	1,647,755
EUR	300,000	2.875% (5 Year Swap Rate
		EUR + 3.300%), 5/30/31 [1]	285,343

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Banking: 20.3% (Continued)
		Alpha Bank SA
EUR	1,325,000	3.000% (EUSA1 + 3.468%),
		12/14/24 [1]	$1,362,562
		Australia & New Zealand
		Banking Group Ltd
	2,700,000	2.950% (5 Year CMT Rate +
		1.288%), 7/22/30 [1]	2,550,974
		Banco Comercial Portugues SA
EUR	600,000	3.871% (5 Year Swap Rate
		EUR + 4.231%), 3/27/30 [1]	527,854
		Banco de Sabadell SA
EUR	2,000,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1]	2,098,780
EUR	900,000	2.500% (5 Year Swap Rate
		EUR + 2.950%), 4/15/31 [1]	787,853
		Bank of America Corp
	1,100,000	4.000%, 1/22/25	1,097,309
	450,000	3.841% (SOFR +
		1.110%), 4/25/25 [1]	448,468
EUR	750,000	0.822% (3 Month EURIBOR +
		1.000%), 9/22/26 [1]	775,594
	900,000	4.376% (SOFR +
		1.580%), 4/27/28 [1]	888,102
		Bank of Ireland Group PLC
GBP	1,300,000	3.125% (GILT +
		2.700%), 9/19/27 [1]	1,573,606
EUR	1,050,000	2.375% (5 Year Swap Rate
		EUR + 2.800%), 10/14/29 [1]	1,033,565
		Barclays Bank PLC
	1,400,000	7.625%, 11/21/22	1,414,099
		BBVA Bancomer SA
	2,100,000	6.750%, 9/30/22	2,107,245
	150,000	4.375%, 4/10/24	149,179
		BPCE SA
	1,270,000	5.700%, 10/22/23	1,290,161
	2,310,000	5.150%, 7/21/24	2,313,805
		Caixa Geral de Depositos SA
EUR	1,200,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1]	1,249,702
		CaixaBank SA
EUR	3,000,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1]	3,103,298
EUR	3,000,000	2.250% (5 Year Swap Rate
		EUR + 1.680%), 4/17/30 [1]	2,924,645
		Citigroup Inc
	900,000	4.140% (SOFR +
		1.372%), 5/24/25 [1]	897,847
	700,000	3.700%, 1/12/26	687,608
	525,000	4.658% (SOFR +
		1.887%), 5/24/28 [1]	522,815
		Commerzbank AG
	500,000	8.125%, 9/19/23	511,417
EUR	1,200,000	4.000% (5 Year Swap Rate
		EUR + 4.350%), 12/5/30 [1]	1,196,642
		Commonwealth Bank of Australia
EUR	500,000	1.936% (5 Year Swap Rate
		EUR + 1.450%), 10/3/29 [1]	504,115
		Cooperatieve Rabobank UA
	3,800,000	4.000% (5 Year Swap Rate
		USD + 1.892%), 4/10/29 [1]	3,722,579
		Danske Bank A/S
EUR	1,900,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1]	1,939,297
		Deutsche Bank AG
	1,532,000	2.783% (3 Month LIBOR
		USD + 1.230%), 2/27/23 [1]	1,530,474
	3,175,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1]	2,848,550
		ING Groep NV
	3,300,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1]	3,282,352
EUR	500,000	3.000% (5 Year Swap Rate
		EUR + 2.850%), 4/11/28 [1]	525,292
EUR	2,700,000	2.500% (5 Year Swap Rate
		EUR + 2.150%), 2/15/29 [1]	2,782,315
EUR	900,000	1.625% (5 Year Swap Rate
		EUR + 1.250%), 9/26/29 [1]	893,937
		Intesa Sanpaolo SPA
	3,300,000	5.017%, 6/26/24	3,154,420
EUR	1,500,000	1.737% (3 Month EURIBOR +
		1.900%), 9/26/24 [1]	1,547,724
EUR	1,000,000	4.375% (5 Year Swap Rate
		EUR + 4.750%), 7/12/29 [1]	1,033,597
		La Banque Postale SA
EUR	1,100,000	0.875% (5 Year Swap Rate
		EUR + 1.380%), 1/26/31 [1]	1,005,252
		Nationwide Building Society
EUR	550,000	2.000% (5 Year Swap Rate
		EUR + 1.500%), 7/25/29 [1]	555,080
		NatWest Group PLC
	325,000	5.125%, 5/28/24	325,987
	2,325,000	3.754% (5 Year CMT
		Rate + 2.100%), 11/1/29 [1]	2,233,793
		NBK SPC Ltd
	750,000	1.625% (SOFR +
		1.050%), 9/15/27 [1]	670,121
		Raiffeisen Bank International AG
EUR	1,000,000	1.500% (5 Year Swap Rate
		EUR + 2.150%), 3/12/30 [1]	867,182
		Santander UK PLC
	3,480,000	5.000%, 11/7/23	3,509,023

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Banking: 20.3% (Continued)
		Societe Generale SA
	1,160,000	5.000%, 1/17/24	$1,166,254
EUR	1,600,000	1.375% (5 Year Swap Rate
		EUR + 0.900%), 2/23/28 [1]	1,649,287
EUR	3,200,000	1.000% (5 Year Swap Rate
		EUR + 1.550%), 11/24/30 [1]	2,936,026
		Standard Chartered PLC
	1,180,000	3.885% (3 Month LIBOR
		USD + 1.080%), 3/15/24 [1]	1,177,151
	1,400,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1]	1,331,428
		UniCredit SPA
EUR	1,600,000	4.875% (EUAMDB05 +
		4.739%), 2/20/29 [1]	1,673,317
EUR	450,000	2.000% (5 Year Swap Rate
		EUR + 2.400%), 9/23/29 [1]	435,969
		Virgin Money UK PLC
GBP	2,200,000	7.875% (GILT +
		7.128%), 12/14/28 [1]	2,755,210
GBP	1,050,000	5.125% (GILT +
		5.250%), 12/11/30 [1]	1,237,212
		Volksbank Wien AG
EUR	2,800,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1]	2,781,226
		Westpac Banking Corp
	2,545,000	2.894% (5 Year CMT
		Rate + 1.350%), 2/4/30 [1]	2,416,359
			91,798,929

Broadcasting: 0.6%
		Magallanes Inc
	1,200,000	3.428%, 3/15/24	1,178,257
	968,000	3.638%, 3/15/25	939,536
		Pinewood Finance Co Ltd
GBP	500,000	3.250%, 9/30/25	531,047
			2,648,840

Building Materials: 0.5%
		James Hardie International
		Finance DAC
EUR	1,355,000	3.625%, 10/1/26	1,316,938
	922,000	5.000%, 1/15/28	822,253
			2,139,191

Cable/Satellite TV: 0.8%
		Radiate Holdco LLC /
		Radiate Finance Inc
	500,000	4.500%, 9/15/26	431,895
		United Group BV
EUR	1,000,000	4.125% (3 Month EURIBOR +
		4.125%), 5/15/25 [1]	941,576
EUR	1,400,000	3.125%, 2/15/26	1,162,513
EUR	1,360,000	3.250% (3 Month EURIBOR +
		3.250%), 2/15/26 [1]	1,230,220
			3,766,204

Capital Goods: 2.3%
		CNH Industrial NV
	1,000,000	4.500%, 8/15/23	1,009,321
		Daimler Trucks Finance
		North America LLC
	2,475,000	1.625%, 12/13/24	2,331,565
	1,150,000	3.500%, 4/7/25	1,128,552
		Fortune Star BVI Ltd
EUR	753,000	4.350%, 5/6/23	625,565
		Parker-Hannifin Corp
	1,300,000	3.650%, 6/15/24	1,297,380
		Schenck Process Holding GmbH
EUR	800,000	5.375%, 6/15/23	809,811
		Traton Finance Luxembourg SA
EUR	500,000	0.125%, 11/10/24	494,779
		Westinghouse Air Brake
		Technologies Corp
	2,525,000	4.400%, 3/15/24 [1]	2,532,729
			10,229,702

Chemicals: 0.8%
		CNAC HK Finbridge Co Ltd
	250,000	3.375%, 6/19/24	247,416
	240,000	4.875%, 3/14/25	244,118
		International Flavors &
		Fragrances Inc
	600,000	1.230%, 10/1/25	542,662
		MEGlobal Canada ULC
	350,000	5.000%, 5/18/25	353,894
		PTT Global Chemical PCL
	200,000	4.250%, 9/19/22	200,715
		Sinochem Offshore Capital Co Ltd
	950,000	1.000%, 9/23/24	891,580
		Syngenta Finance NV
	900,000	4.441%, 4/24/23	907,655
			3,388,040

Consumer-Products: 0.4%
		Kimberly-Clark de
		Mexico SAB de CV
	1,791,000	3.250%, 3/12/25	1,731,987

Containers: 0.3%
		Amcor Flexibles North America Inc
	850,000	4.000%, 5/17/25	842,294

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Containers: 0.3% (Continued)
		Trivium Packaging Finance BV
EUR	500,000	3.750% (3 Month EURIBOR +
		3.750%), 8/15/26 [1]	$494,884
			1,337,178

Diversified Financial Services: 18.5%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	1,520,000	4.500%, 9/15/23	1,514,466
	815,000	1.150%, 10/29/23	777,543
	1,801,000	3.150%, 2/15/24	1,745,295
	775,000	1.650%, 10/29/24	717,191
	375,000	2.450%, 10/29/26	327,229
		Air Lease Corp
	2,560,000	2.200%, 1/15/27	2,236,403
		Aircastle Ltd
	350,000	5.000%, 4/1/23	349,717
	1,200,000	4.400%, 9/25/23	1,185,659
	897,000	4.125%, 5/1/24	872,907
	1,930,000	4.250%, 6/15/26	1,790,122
		AnaCap Financial Europe
		SA SICAV-RAIF
EUR	1,000,000	5.000% (3 Month EURIBOR +
		5.000%), 8/1/24 [1]	922,095
		Ares Capital Corp
	2,370,000	3.500%, 2/10/23	2,360,127
	1,680,000	4.200%, 6/10/24	1,652,029
	1,000,000	4.250%, 3/1/25	957,906
	200,000	3.250%, 7/15/25	185,352
		Aviation Capital Group LLC
	2,370,000	3.875%, 5/1/23	2,350,666
	1,500,000	5.500%, 12/15/24	1,493,218
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23	693,655
		AXA Logistics Europe Master SCA
EUR	575,000	0.375%, 11/15/26	524,949
		BOC Aviation Ltd
	460,000	2.750%, 12/2/23	453,810
		Bracken MidCo1 PLC
GBP	775,000	6.750% Cash or 7.000%
		PIK, 11/1/27	808,095
		CDBL Funding [2]
	1,050,000	3.000%, 8/1/22	1,049,622
		Credit Suisse Group AG
EUR	300,000	0.552% (3 Month EURIBOR +
		1.000%), 1/16/26 [1]	302,598
	900,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,4,5]	859,630
	450,000	6.250% (5 Year Swap Rate
		USD + 3.455%), 12/18/24 [1,4,5]	411,048
		DAE Funding LLC
	800,000	1.550%, 8/1/24	750,599
	1,492,000	2.625%, 3/20/25	1,389,529
		DAE Sukuk Difc Ltd
	1,080,000	3.750%, 2/15/26	1,022,559
		doValue SPA
EUR	1,050,000	3.375%, 7/31/26	953,380
		Encore Capital Group Inc
GBP	775,000	5.375%, 2/15/26	887,393
		Garfunkelux Holdco 3 SA
EUR	1,420,000	6.750%, 11/1/25	1,325,821
EUR	2,075,000	6.250% (3 Month EURIBOR +
		6.250%), 5/1/26 [1]	2,019,685
		Goldman Sachs Group Inc
	2,400,000	3.000%, 3/15/24	2,369,284
		Hoist Finance AB
EUR	2,500,000	2.750%, 4/3/23	2,624,848
		Huarong Finance 2017 Co Ltd
	2,000,000	2.552% (3 Month LIBOR
		USD + 1.150%), 11/7/22 [1]	1,977,500
		Huarong Finance 2019 Co Ltd
	520,000	2.631% (3 Month LIBOR
		USD + 1.125%), 2/24/23 [1]	508,300
		Huarong Universe
		Investment Holding Ltd
EUR	1,300,000	1.625%, 12/5/22	1,314,659
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	2,360,000	6.375%, 12/15/25	2,235,286
		ICBCIL Finance Co Ltd
	1,000,000	2.511% (3 Month LIBOR
		USD + 1.100%), 5/15/23 [1]	999,800
		ICD Funding Ltd
	3,450,000	4.625%, 5/21/24	3,457,859
		Intercontinental Exchange Inc
	587,000	3.650%, 5/23/25	583,600
		Intrum AB
EUR	500,000	4.875%, 8/15/25	476,360
		IS Hong Kong Investment Ltd
	1,000,000	2.900%, 12/30/22	997,255
		Jerrold Finco PLC
GBP	1,075,000	4.875%, 1/15/26	1,155,819
		LeasePlan Corp NV
EUR	400,000	0.250%, 9/7/26	367,293
		Lincoln Financing SARL
EUR	1,080,000	3.625%, 4/1/24	1,098,516
		Macquarie Bank Ltd
	2,100,000	4.875%, 6/10/25	2,099,932
		Mirae Asset Securities Co Ltd
	500,000	2.125%, 7/30/23	491,345
	1,180,000	2.625%, 7/30/25	1,120,382
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Diversified Financial Services: 18.5% (Continued)
		Mitsubishi HC Capital UK PLC
EUR	425,000	–%, 10/29/24 [8]	$420,183
		Morgan Stanley
	700,000	3.875%, 4/29/24	702,091
	700,000	4.000%, 7/23/25	701,111
		Nexi SPA
EUR	1,580,000	1.625%, 4/30/26	1,352,368
		Owl Rock Capital Corp
	2,705,000	4.000%, 3/30/25	2,549,662
	1,115,000	3.750%, 7/22/25	1,033,390
		Park Aerospace Holdings Ltd
	2,000,000	4.500%, 3/15/23	1,993,435
	2,320,000	5.500%, 2/15/24	2,304,280
		REC Ltd
	800,000	5.250%, 11/13/23	810,676
	1,300,000	3.375%, 7/25/24	1,274,234
	200,000	3.500%, 12/12/24	195,528
	200,000	2.250%, 9/1/26	179,114
	840,000	2.750%, 1/13/27	759,008
		Sherwood Financing PLC
EUR	1,520,000	4.625% (3 Month EURIBOR +
		4.625%), 11/15/27 [1]	1,445,548
		Shriram Transport Finance Co Ltd
	900,000	4.150%, 7/18/25	787,597
		SoftBank Group Corp
	750,000	3.125%, 1/6/25	662,625
	1,475,000	4.000%, 7/6/26	1,224,250
		Synchrony Financial
	1,750,000	4.875%, 6/13/25	1,733,851
		TP ICAP Finance PLC
GBP	256,000	5.250%, 1/26/24	308,652
		UBS AG
	3,475,000	5.125%, 5/15/24	3,474,305
		UBS Group AG
	960,000	7.000% (5 Year Swap Rate
		EUR + 4.866%), 2/19/25 [1,4,5]	953,725
			83,633,969

Diversified Media: 0.1%
		Adevinta ASA
EUR	675,000	2.625%, 11/15/25	634,864

Energy: 4.9%
		Archrock Partners LP /
		Archrock Partners Finance Corp
	1,190,000	6.875%, 4/1/27	1,086,139
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp
	2,100,000	7.625%, 12/15/25	2,012,283
		Cheniere Corpus
		Christi Holdings LLC
	2,220,000	7.000%, 6/30/24	2,303,615
		CrownRock LP /
		CrownRock Finance Inc
	2,170,000	5.625%, 10/15/25	2,045,681
		Energean Israel Finance Ltd
	1,275,000	4.500%, 3/30/24	1,203,281
		Energy Transfer LP
	1,000,000	4.250%, 4/1/24	1,001,300
		Galaxy Pipeline Assets Bidco Ltd
	1,739,439	1.750%, 9/30/27	1,619,238
		Perusahaan Gas Negara Tbk PT
	1,499,000	5.125%, 5/16/24	1,506,530
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,176,000	4.650%, 10/15/25	2,159,205
		Ras Laffan Liquefied
		Natural Gas Co Ltd [3]
	434,100	5.838%, 9/30/27	453,142
	683,625	6.332%, 9/30/27	713,067
		Sabine Pass Liquefaction LLC
	1,130,000	5.750%, 5/15/24	1,154,165
		USA Compression Partners LP /
		USA Compression Finance Corp
	1,180,000	6.875%, 9/1/27	1,048,896
		Wintershall Dea Finance BV
EUR	3,700,000	0.452%, 9/25/23	3,790,534
			22,097,076

Financials: 0.5%
		Hiscox Ltd
GBP	1,900,000	2.000%, 12/14/22	2,300,901

Food & Drug Retail: 0.4%
		Bellis Acquisition Co PLC
GBP	575,000	3.250%, 2/16/26	545,959
		Lion/Polaris Lux 4 SA
EUR	100,000	4.000% (3 Month EURIBOR +
		4.000%), 7/1/26 [1]	94,104
		Quatrim SASU
EUR	1,000,000	5.875%, 1/15/24	1,001,012
			1,641,075

Food/Beverage/Tobacco: 2.1%
		Coca-Cola Europacific Partners PLC
	1,600,000	1.500%, 1/15/27	1,422,965
		Coca-Cola Icecek AS
	900,000	4.215%, 9/19/24	850,410
		Constellation Brands Inc
	225,000	3.600%, 5/9/24	224,497
	175,000	4.350%, 5/9/27	173,927
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	625,000	7.875%, 9/1/25	565,356
		Kraft Heinz Foods Co
	2,250,000	3.000%, 6/1/26	2,126,185

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Food/Beverage/Tobacco: 2.1% (Continued)
		Louis Dreyfus Co Finance BV
	200,000	5.250%, 6/13/23	$200,322
EUR	1,825,000	2.375%, 11/27/25	1,851,632
		Olam International Ltd
	400,000	4.375%, 1/9/23	400,840
		Sigma Alimentos S.A. de CV
	850,000	4.125%, 5/2/26	803,072
		Viterra Finance BV
EUR	1,000,000	0.375%, 9/24/25	938,988
			9,558,194

Gaming: 0.6%
		Caesars Entertainment Inc
	1,000,000	6.250%, 7/1/25	962,865
		Cirsa Finance International SARL
EUR	275,980	6.250%, 12/20/23	276,562
		International Game Technology PLC
EUR	400,000	3.500%, 6/15/26	382,684
		MGM Resorts International
	1,250,000	6.750%, 5/1/25	1,228,537
			2,850,648

Healthcare: 2.0%
		Bausch Health Cos Inc
	1,150,000	9.000%, 12/15/25	836,890
		GN Store Nord AS
EUR	760,000	0.750%, 12/6/23	780,475
EUR	1,170,000	0.875%, 11/25/24	1,161,034
		GSK Consumer Healthcare
		Capital UK PLC
	970,000	3.125%, 3/24/25	946,687
		GSK Consumer Healthcare
		Capital US LLC
	381,000	3.375%, 3/24/27	365,214
		MPT Operating Partnership LP /
		MPT Finance Corp
GBP	510,000	2.550%, 12/5/23	596,605
EUR	300,000	3.325%, 3/24/25	298,148
GBP	1,300,000	2.500%, 3/24/26	1,404,019
		Rossini SARL
EUR	150,000	3.875% (3 Month EURIBOR +
		3.875%), 10/30/25 [1]	146,535
		Teva Pharmaceutical Finance
		Netherlands II BV
EUR	775,000	3.750%, 5/9/27	689,763
		Teva Pharmaceutical Finance
		Netherlands III BV
	1,815,000	2.800%, 7/21/23	1,747,173
			8,972,543
Homebuilders/Real Estate: 4.1%
		Akelius Residential Property AB
EUR	1,200,000	1.125%, 3/14/24	1,226,674
		American Tower Corp
EUR	1,000,000	0.450%, 1/15/27	914,128
		ARGAN SA
EUR	1,000,000	1.011%, 11/17/26	856,982
		CTP NV
EUR	2,233,000	0.625%, 11/27/23	2,188,939
EUR	400,000	0.500%, 6/21/25	357,584
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	1,400,000	1.875%, 10/15/24	1,218,511
		DIC Asset AG
EUR	600,000	2.250%, 9/22/26	424,399
		Hammerson PLC
GBP	700,000	3.500%, 10/27/25	742,532
		HOWOGE
		Wohnungs-baugesellschaft mbH
EUR	300,000	–%, 11/1/24 [8]	296,760
		Ladder Capital Finance Holdings
		LLLP / Ladder Capital Finance Corp
	1,430,000	5.250%, 10/1/25	1,296,588
		Lar Espana Real Estate Socimi SA
EUR	400,000	1.750%, 7/22/26	368,128
		Lennar Corp
	1,500,000	5.875%, 11/15/24	1,544,493
		MasTec Inc
	1,180,000	4.500%, 8/15/28	1,064,668
		NE Property BV
EUR	2,500,000	1.750%, 11/23/24	2,439,109
		Samhallsbyggnadsbolaget i
		Norden AB
EUR	650,000	1.750%, 1/14/25	500,274
		Tritax EuroBox PLC
EUR	600,000	0.950%, 6/2/26	562,516
		Trust Fibra Uno
	350,000	5.250%, 12/15/24	343,571
	350,000	5.250%, 1/30/26	330,545
		Vivion Investments SARL
EUR	1,000,000	3.000%, 8/8/24	908,210
		Webuild SPA
EUR	1,125,000	5.875%, 12/15/25	1,079,661
EUR	200,000	3.875%, 7/28/26	173,650
			18,837,922
Hotels: 1.7%
		Hyatt Hotels Corp
	1,300,000	1.300%, 10/1/23	1,260,172
	985,000	1.800%, 10/1/24	932,731
	1,050,000	5.375%, 4/23/25	1,065,458

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Hotels: 1.7% (Continued)
		Marriott International Inc
	1,975,000	3.600%, 4/15/24	$1,959,480
		Whitbread Group PLC
GBP	2,000,000	3.375%, 10/16/25	2,352,528
			7,570,369

Insurance: 0.1%
		Rothesay Life PLC
GBP	450,000	8.000%, 10/30/25	586,200

Leisure: 1.2%
		Carnival Corp
EUR	800,000	1.875%, 11/7/22	807,973
		CPUK Finance Ltd
GBP	375,000	3.588%, 2/28/42	451,503
GBP	510,000	6.500%, 8/28/50	586,871
		Expedia Group Inc
	1,500,000	6.250%, 5/1/25	1,547,968
	1,225,000	5.000%, 2/15/26	1,227,597
		Royal Caribbean Cruises Ltd
	625,000	9.125%, 6/15/23	618,750
			5,240,662

Metals/Mining: 0.4%
		Gold Fields Orogen
		Holdings BVI Ltd
	1,700,000	5.125%, 5/15/24	1,717,640

Paper: 0.2%
		Inversiones CMPC SA
	1,000,000	4.375%, 5/15/23	1,004,725

Publishing/Printing: 0.2%
		Informa PLC
EUR	1,000,000	2.125%, 10/6/25	1,017,935

Quasi & Foreign Government: 1.0%
		African Export-Import Bank
	1,620,000	4.125%, 6/20/24	1,591,893
		Eastern & Southern African
		Trade & Development Bank
	2,800,000	4.875%, 5/23/24	2,648,184
		Emirates Development Bank PJSC
	420,000	1.639%, 6/15/26	385,410
			4,625,487

Railroads: 0.1%
		Getlink SE
EUR	425,000	3.500%, 10/30/25	426,945

Services: 1.0%
		Loxam SAS
EUR	1,560,000	3.250%, 1/14/25	1,479,407
		Ocado Group PLC
GBP	575,000	3.875%, 10/8/26	565,199
		Paganini Bidco SPA
EUR	325,000	4.250% (3 Month EURIBOR +
		4.250%), 10/30/28 [1]	309,805
		Sabre GLBL Inc
	1,380,000	7.375%, 9/1/25	1,290,417
		Verisure Holding AB
EUR	365,000	3.875%, 7/15/26	335,941
EUR	460,000	3.250%, 2/15/27	399,791
		Zenith Finco PLC
GBP	450,000	6.500%, 6/30/27	442,983
			4,823,543

Super Retail: 0.5%
		AA Bond Co Ltd
GBP	740,000	2.750%, 7/31/43	883,056
GBP	985,000	4.875%, 7/31/43	1,193,156
		Lowe’s Cos Inc
	366,000	3.350%, 4/1/27	353,014
			2,429,226

Technology: 1.9%
		ams-OSRAM AG
EUR	2,100,000	6.000%, 7/31/25	2,068,662
		Arqiva Broadcast Finance PLC
GBP	1,500,000	6.750%, 9/30/23	1,746,007
		Broadcom Inc
	400,000	3.150%, 11/15/25	386,091
		Dell International LLC / EMC Corp
	2,300,000	6.020%, 6/15/26	2,394,142
		Qorvo Inc
	1,450,000	1.750%, 12/15/24	1,357,338
		Wipro IT Services LLC
	800,000	1.500%, 6/23/26	720,083
			8,672,323

Telecommunications: 3.6%
		Bharti Airtel International
		Netherlands BV
	1,800,000	5.350%, 5/20/24	1,837,282
		iliad SA
EUR	1,500,000	0.750%, 2/11/24	1,473,793
		LCPR Senior Secured
		Financing DAC
	540,000	6.750%, 10/15/27	505,162
		PLT VII Finance SARL
EUR	475,000	4.625%, 1/5/26	438,204
		PPF Telecom Group BV
EUR	1,600,000	3.500%, 5/20/24	1,655,049
EUR	2,000,000	2.125%, 1/31/25	1,949,824
		Rogers Communications Inc
	844,000	2.950%, 3/15/25	816,810
		Sprint Spectrum Co LLC /
		Sprint Spectrum Co II LLC /
		Sprint Spectrum Co III LLC
	395,313	4.738%, 9/20/29	395,858

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.4% (Continued)

Telecommunications: 3.6% (Continued)
		Telecom Italia SPA
EUR	1,000,000	4.000%, 4/11/24	$1,034,448
	1,430,000	5.303%, 5/30/24	1,374,130
		Tencent Holdings Ltd
	1,300,000	3.800%, 2/11/25	1,290,672
		T-Mobile USA Inc
	1,180,000	3.500%, 4/15/25	1,156,603
	2,510,000	2.250%, 2/15/26	2,281,489
			16,209,324

Transportation Excluding Air/Rail: 1.9%
		Aeroporti di Roma SPA
GBP	900,000	5.441%, 2/20/23	1,107,326
		DP World Crescent Ltd
	500,000	3.908%, 5/31/23	499,875
		Firstgroup PLC
GBP	950,000	6.875%, 9/18/24	1,208,163
		Gatwick Funding Ltd
GBP	1,000,000	5.250%, 1/23/26	1,248,103
GBP	200,000	6.125%, 3/2/28 [1]	262,346
		GXO Logistics Inc
	2,175,000	1.650%, 7/15/26	1,903,259
		Heathrow Funding Ltd
GBP	1,125,000	7.125%, 2/14/24	1,426,804
		Pelabuhan Indonesia Persero PT
	200,000	4.250%, 5/5/25	197,458
		Stagecoach Group PLC
GBP	650,000	4.000%, 9/29/25	773,602
			8,626,936
Utilities: 1.7%
		Abu Dhabi National Energy
	400,000	4.375%, 4/23/25	403,700
		Adani Green Energy Up
	950,000	6.250%, 12/10/24	912,000
		Drax Finco PLC
EUR	200,000	2.625%, 11/1/25	192,037
		Hero Asia Investment Ltd
	200,000	1.500%, 11/18/23	193,415
		ReNew Power Pvt Ltd
	400,000	6.450%, 9/27/22	398,500
		Tabreed Sukuk Spc Ltd
	750,000	5.500%, 10/31/25	778,590
		Thames Water Utilities Finance PLC
GBP	1,271,000	2.375%, 5/3/23	1,527,994
		Vena Energy Capital Pte Ltd
	3,300,000	3.133%, 2/26/25	3,153,746
			7,559,982
TOTAL CORPORATE BONDS
(Cost $421,507,786)			381,948,512

COLLATERALIZED LOAN OBLIGATIONS: 2.2%

Collateralized Debt Obligation: 2.2%
		Ares European CLO XV DAC
EUR	750,000	0.950% (3 Month EURIBOR +
		0.950%), 1/15/36 [1]	740,721
		Aurium CLO IX DAC
EUR	500,000	0.950% (3 Month EURIBOR +
		0.950%), 10/28/34 [1]	493,621
		Aurium Clo VIII DAC
EUR	780,000	0.850% (3 Month EURIBOR +
		0.850%), 6/23/34 [1]	772,992
		Barings Euro CLO 2019-1 DAC
EUR	500,000	0.960% (3 Month EURIBOR +
		0.960%), 10/15/34 [1]	492,357
		Capital Four CLO III DAC
EUR	1,000,000	1.020% (3 Month EURIBOR +
		1.020%), 10/15/34 [1]	993,904
		Carlyle Global Market Strategies
		Euro CLO 2015-1 DAC
EUR	500,000	0.960% (3 Month EURIBOR +
		0.960%), 1/16/33 [1]	508,064
		CVC Cordatus Loan Fund VIII DAC
EUR	1,000,000	0.850% (3 Month EURIBOR +
		0.850%), 7/15/34 [1]	995,688
		Dunedin Park CLO DAC
EUR	500,000	0.980% (3 Month EURIBOR +
		0.980%), 11/20/34 [1]	495,844
		Euro-Galaxy VII CLO DAC
EUR	750,000	0.830% (3 Month EURIBOR +
		0.830%), 7/25/35 [1]	752,205
		Hayfin Emerald CLO I DAC
EUR	1,000,000	0.820% (3 Month EURIBOR +
		0.820%), 4/17/34 [1]	1,007,737
		Penta CLO 7 DAC
EUR	500,000	0.950% (3 Month EURIBOR +
		0.950%), 1/25/33 [1]	507,406
		RRE 2 Loan Management DAC
EUR	500,000	0.860% (3 Month EURIBOR +
		0.860%), 7/15/35 [1]	497,567
		RRE 6 Loan Management DAC
EUR	500,000	0.870% (3 Month EURIBOR +
		0.870%), 4/15/35 [1]	505,328
		St Paul’s CLO IX DAC
EUR	500,000	0.940% (3 Month EURIBOR +
		0.940%), 7/20/35 [1]	491,947
		Tikehau CLO II DAC
EUR	800,000	0.990% (3 Month EURIBOR +
		0.990%), 9/7/35 [1]	794,118
			10,049,499
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $11,830,759)			10,049,499

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
CONVERTIBLE BONDS: 2.8%

Banking: 2.0%
		Abanca Corp Bancaria SA
EUR	700,000	6.125% (5 Year Swap Rate
		EUR + 5.927%), 1/18/29 [1]	$731,703
		Australia & New Zealand
		Banking Group Ltd
EUR	800,000	1.125% (5 Year Swap Rate
		EUR + 1.400%), 11/21/29 [1]	788,432
		Bank of Ireland Group PLC
	1,890,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1]	1,872,045
		Barclays PLC
EUR	2,800,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1]	2,900,980
		National Australia Bank Ltd
GBP	500,000	1.699% (GILT + 1.400%), 9/15/31 [1]	524,582
		Standard Chartered PLC
	2,310,000	5.200%, 1/26/24	2,334,248
			9,151,990

Diversified Financial Services: 0.8%
		Credit Suisse AG
	3,525,000	6.500%, 8/8/23	3,533,812
TOTAL CONVERTIBLE BONDS
(Cost $13,745,299)			12,685,802

BANK LOANS: 3.5%

Airlines: 0.2%
		British Airways TL
GBP	700,000	4.750% (6 Months LIBOR +
		4.65%), 2/21/26 [1,2,3,6,7]	748,886

Broadcasting: 0.1%
		Gray Television TL D
	671,625	4.062% (1 Month LIBOR +
		3%), 12/1/28 [1,2]	644,579

Capital Goods: 0.1%
		Ali Group TL B (Welbilt)
	550,000	2.131%, 11/30/28 [1,2,3,6]	527,450

Chemicals: 0.4%
		Colouroz Midco (Flint Group) TL 1L
EUR	986,804	5.0% (3 Months EURIBOR +
		4.25%), 9/7/23 [1,2]	893,872
		LSF11 Skyscraper
		Performance (EUR) TL B4
EUR	1,000,000	3.500% (3 Months EURIBOR +
		3.5%), 9/30/27 [1,2]	1,004,726
			1,898,598

Diversified Financial Services: 0.2%
		Citadel Securities TL B (01/21)
	486,288	4.140% (1 Month SOFR +
		2.5%), 2/2/28 [1,2]	469,042
		Trans Union TL
	411,335	3.916% (1 Month LIBOR +
		2.25%), 12/1/28 [1,2,6]	393,168
			862,210

Environmental: 0.2%
		Clean Harbors TL (9/21)
	373,125	3.666% (1 Month LIBOR +
		2%), 10/8/28 [1,2]	371,073
		Covanta Holding Corporation TL B
	600,064	4.166% (1 Month LIBOR +
		2.5%), 11/30/28 [1,2]	569,011
		Covanta Holding Corporation TL C
	48,432	4.166% (1 Month LIBOR +
		2.5%), 11/30/28 [1,2]	45,925
			986,009

Healthcare: 0.3%
		Elanco Animal Health TL B
	464,427	2.812% (1 Month LIBOR +
		1.75%), 8/1/27 [1,2,6]	439,871
		ICON Luxembourg TL B
	229,435	4.563% (3 Months LIBOR +
		2.25%), 7/1/28 [1,2]	222,249
		PRA Health Sciences
		(Indigo Merger) TL B
	62,573	4.563% (3 Months LIBOR +
		2.25%), 7/1/28 [1,2]	60,613
		Ramsay TL B 2027
EUR	750,000	2.800% (3 Months EURIBOR +
		2.8%), 4/22/27 [1,2]	742,738
			1,465,471

Services: 0.9%
		Assystem New TL B
EUR	3,000,000	4.250% (6 Months EURIBOR +
		4.25%), 9/28/24 [1,2]	2,922,221
		Fugue Finance TL (Nord Anglia)
EUR	1,000,000	3.250% (3 Months EURIBOR +
		3.25%), 9/1/24 [1,2,6]	973,618
		Summer (BC) Bidco
		ADDITIONAL B2 TL (6/21)
	198,500	6.750% (3 Months LIBOR +
		4.5%), 12/4/26 [1,2]	186,591
			4,082,430

Technology: 0.2%
		GFK TL B (4/21)
EUR	800,000	3.500% (3 Months EURIBOR +
		3.5%), 5/10/28 [1,2]	769,199

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 3.5% (Continued)

Telecommunications: 0.4%
		WP/AP Telcom TL (EUR)
		(T-Mobile Netherlands)
EUR	1,750,000	4.000% (3 Months EURIBOR +
		4%), 3/31/29 [1,2,3,6]	$1,702,107

Transportation Excluding Air/Rail: 0.4%
		First Student Bidco TL B
		(First Transit)
	382,048	3.983% (3 Months LIBOR +
		3%), 7/21/28 [1,2]	342,172
		First Student Bidco TL C
		(First Transit)
	141,733	3.983% (3 Months LIBOR +
		3%), 7/21/28 [1,2]	126,939
		Silk Bidco TL B (Hurtigruten)
EUR	2,000,000	4.000% (6 Months EURIBOR +
		4%), 2/22/25 [1,2]	1,540,494
			2,009,605
TOTAL BANK LOANS
(Cost $18,407,406)			15,696,544

TOTAL INVESTMENTS IN SECURITIES: 92.9%
(Cost $465,491,250)			420,380,357
Other Assets in Excess of Liabilities: 7.1%			32,296,912
TOTAL NET ASSETS: 100.0%			$452,677,269

†	In USD unless otherwise indicated.
CMT – Constant Maturity Treasury Rate
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind - represents the security may pay interest in additional par.
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR“) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Perpetual call date security. Date shown is next call date.
[6]	All or a portion of the loan may be unfunded.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[8]	Zero coupon security.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF FUTURES CONTRACTS at June 30, 2022 (Unaudited)

The Low Duration Fund had the following futures contracts outstanding with Morgan Stanley & Co., Inc.:

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
EURO-BOBL FUTURE Sep22	91	$(9,536,385)	$42,831	$(9,493,554)
EURO-SCHATZ FUT Sep22	371	(38,879,108)	68,914	(38,810,194)
US 2YR NOTE (CBT) Sep22	145	(29,000,000)	(315,708)	(29,315,708)
US 5YR NOTE (CBT) Sep22	120	(12,000,000)	(285,741)	(12,285,741)
		$(89,415,493)	$(489,704)	$(89,905,197)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2022 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	June 30, 2022	Currency to be Received	June 30, 2022	(Depreciation)
7/15/22	EUR 80,000,000	$83,919,210	USD 87,219,040	$87,219,040	$3,299,830
7/15/22	USD 2,571,204	2,571,204	GBP 2,000,000	2,435,170	(136,034)
7/15/22	USD 3,748,980	3,748,980	GBP 3,000,000	3,652,755	(96,225)
7/15/22	USD 1,889,585	1889,565	GDP 1,500,000	1,826,378	(63,207)
7/15/22	USD 1,233,971	1,233,971	GBP 1,000,000	1,217,585	(16,386)
7/15/22	GBP 39,600,000	48,216,370	USD 51,510,482	51,610,482	3,394,112
9/20/22	EUR 74,200,000	78,227,298	USD 77,826,896	77,826,896	(400,402)
		$219,494,766		$226,100,158	$5,981,668

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2022 (Unaudited)

	Credit
	Opportunities	U.S. High	Low
	Fund	Yield Fund	Duration Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $313,789,782, $29,681,490, and $465,491,250) (Note 2)	$294,981,936	$25,777,950	$420,380,357
Deposits at broker	2,468,979	—	—
Cash	8,369,570	1,521,396	5,205,319
Foreign currency, at value
(Cost $849,095, $—, and $17,454,425)	852,343	—	17,291,796
Receivables:
Fund shares sold	245,091	76,417	604,968
Investment securities sold	21,480,840	483,422	1,383,802
Interest receivable	3,767,357	694,466	4,572,856
Unrealized appreciation on forward foreign currency exchange contracts	178,636	—	5,981,689
Unrealized appreciation on swap contracts	1,918,822	—	—
Variation margin	373,752	—	—
Due from advisor, net	—	8,520	—
Prepaid expenses	35,779	15,177	36,035
Total assets	334,673,105	28,577,348	455,456,822

LIABILITIES
Payables:
Investment securities purchased	3,295,501	504,440	1,589,835
Written option contracts, at value (premiums $16,603, $—, and $—)	3,891	—	—
Fund shares purchased	1,032,938	3,712	466,898
Variation margin due	—	—	489,704
Distribution to shareholders	235,753	78,274	604
Upfront premium received	517,980	—	—
Investment advisory fees, net	115,228	—	131,886
Fund accounting fees	25,296	7,675	12,418
Administration fees	32,280	4,005	14,043
Transfer agent fees	16,745	1,109	7,241
Audit fees	36,549	34,363	34,361
Chief Compliance Officer fees	399	399	398
Custody fees	13,260	1,128	—
Trustee fees	5,853	4,055	4,471
Shareholder service fees - Institutional Class	22,551	400	—
Other accrued expenses	9	57	27,694
Total liabilities	5,354,233	639,617	2,779,553
NET ASSETS	$329,318,872	$27,937,731	$452,677,269

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2022 (Unaudited) (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$355,899,797	$32,256,842	$491,084,886
Total distributable (accumulated) earnings (losses)	(26,580,925)	(4,319,111)	(38,407,617)
Net assets	$329,318,872	$27,937,731	$452,677,269

COMPONENTS OF NET ASSET VALUE (Unlimited Shares Authorized)
Supra Institutional Class:
Net assets	$228,423,332	$24,294,485	$451,306,300
Shares of beneficial interest issued and outstanding	23,520,054	3,159,861	49,289,507
Net asset value, offering and redemption price per share	$9.71	$7.69	$9.16
Institutional Class:
Net assets	$100,895,540	$3,643,246	$1,370,969
Shares of beneficial interest issued and outstanding	10,392,720	473,592	147,062
Net asset value, offering and redemption price per share	$9.71	$7.69	$9.32

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2022 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
INVESTMENT INCOME
Interest	$5,594,994	$809,809	$6,174,103
Dividends from affiliated investments	—	—	—
Consent income	—	—	1,200
Other income	1,569	1,267	1,522
Total investment income	5,596,563	811,076	6,176,825

EXPENSES
Investment advisory fees	1,076,942	78,209	952,287
Administration fees	81,385	15,170	83,368
Fund accounting fees	71,901	28,729	78,638
Custody fees	32,975	6,326	48,179
Shareholder service fees – Institutional Class	54,465	—	—
Transfer agent fees	41,070	3,837	37,654
Registration fees	16,785	26,455	22,851
Miscellaneous expenses	18,761	4,340	16,430
Audit fees	12,197	11,465	11,469
Trustees fees	13,690	10,950	13,984
Chief Compliance Officer fees	5,644	5,642	5,644
Legal fees	4,058	4,035	4,274
Reports to shareholders	8,007	2,084	10,504
Insurance expense	1,890	1,353	1,607
Interest expense	46	126	4
Total expenses	1,439,816	198,721	1,286,893
Less: affiliated advisory fees waived	—	—	—
Less: advisory fees waived and expenses absorbed	(308,363)	(116,247)	(228,794)
Net expenses	1,131,453	82,474	1,058,099
Net investment income (loss)	4,465,110	728,602	5,118,726

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Unaffiliated investments	(22,201,329)	(446,616)	(9,445,819)
Foreign currency and foreign currency transactions	(314,245)	—	(571,875)
Forward foreign currency exchange contracts	6,136,091	—	17,091,149
Futures contracts	1,477,469	—	2,931,408
Swap contracts	1,292,380	—	—
Net realized gain (loss)	(13,609,634)	(446,616)	10,004,863
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	(19,046,921)	(4,594,742)	(42,412,865)
Foreign currency and foreign currency translation	(38,034)	—	(232,166)
Forward foreign currency exchange contracts	718,485	—	4,202,271
Futures contracts	(1,292,851)	—	(489,704)
Swap contracts	2,135,848	—	—
Written option contracts	12,712	—	—
Change in net unrealized appreciation/depreciation	(17,510,761)	(4,594,742)	(38,932,464)
Net realized and unrealized gain (loss) on investments	(31,120,395)	(5,041,358)	(28,927,601)
Net increase (decrease) in net assets resulting from operations	$(26,655,285)	$(4,312,756)	$(23,808,875)

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$4,465,110	$13,521,282
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, foreign currency translation, futures contracts and swap contracts	(13,609,634)	19,413,872
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, foreign currency translation, and futures contracts	(17,510,761)	(27,360,765)
Net increase (decrease) in net assets resulting from operations	(26,655,285)	5,574,389

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(1,403,012)	(19,984,120)
Institutional Class	(596,988)	(10,608,963)
Total distributions to shareholders	(2,000,000)	(30,593,083)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(4,279,384)	(52,327,492)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(16,869,419)	(84,656,693)
Total increase (decrease) in net assets from capital share transactions	(21,148,803)	(136,984,185)
Total increase (decrease) in net assets	(49,804,088)	(162,002,879)

NET ASSETS
Beginning of period/year	379,122,960	541,125,839
End of period/year	$329,318,872	$379,122,960

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	3,400,342	$34,482,171	10,337,808	$116,321,882
Shares issued in reinvestment of distributions	80,578	802,254	1,080,399	11,488,273
Shares redeemed[2]	(3,954,916)	(39,563,809)	(16,043,077)	(180,137,647)
Net increase (decrease)	(473,996)	$(4,279,384)	(4,624,870)	$(52,327,492)

[2]	Net of redemption fees of $— and $5,062, respectively.

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021
Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,458,802	$14,754,427	5,136,861	$57,583,389
Shares issued in reinvestment of distributions	47,918	476,887	722,279	7,694,459
Shares redeemed[3]	(3,205,694)	(32,100,733)	(13,355,522)	(149,934,541)
Net increase (decrease)	(1,698,974)	$(16,869,419)	(7,496,382)	$(84,656,693)

[3]	Net of redemption fees of $— and $3,083, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$728,602	$1,837,365
Net realized gain (loss) on investments	(446,616)	2,855,770
Net change in unrealized appreciation/depreciation on investments	(4,594,742)	(3,237,120)
Net increase (decrease) in net assets resulting from operations	(4,312,756)	1,456,015

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(628,239)	(3,429,097)
Institutional Class	(100,311)	(521,960)
Total distributions to shareholders	(728,550)	(3,951,057)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	3,415,688	(35,460,949)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	94,417	(1,339,479)
Total increase (decrease) in net assets from capital share transactions	3,510,105	(36,800,428)
Total increase (decrease) in net assets	(1,531,201)	(39,295,470)

NET ASSETS
Beginning of period/year	29,468,932	68,764,402
End of period/year	$27,937,731	$29,468,932

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	404,787	$3,342,231	489,555	$4,846,879
Shares issued in reinvestment of distributions	26,946	225,894	119,446	1,131,145
Shares redeemed[2]	(19,232)	(152,437)	(4,172,416)	(41,438,973)
Net increase (decrease)	412,501	$3,415,688	(3,563,415)	$(35,460,949)

[2]	Net of redemption fees of $— and $2,264, respectively.

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	168,324	$1,669,744
Shares issued in reinvestment of distributions	11,237	94,417	51,778	490,523
Shares redeemed[3]	—	—	(350,004)	(3,499,746)
Net increase (decrease)	11,237	$94,417	(129,902)	$(1,339,479)

[3]	Net of redemption fees of $— and $254, respectively.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$5,118,726	$9,000,755
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, and foreign currency translation	10,004,863	26,007,654
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	(38,932,464)	(25,248,370)
Net increase (decrease) in net assets resulting from operations	(23,808,875)	9,760,039

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(1,844,086)	(22,426,352)
Institutional Class	(5,917)	(91,381)
Total distributions to shareholders	(1,850,003)	(22,517,733)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	107,339,900	(210,255,782)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	5,522	(2,414,692)
Total increase (decrease) in net assets from capital share transactions	107,345,422	(212,670,474)
Total increase (decrease) in net assets	81,686,544	(225,428,168)

NET ASSETS
Beginning of period/year	370,990,725	596,418,893
End of period/year	$452,677,269	$370,990,725

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	18,001,919	$170,354,657	12,743,216	$128,725,527
Shares issued in reinvestment of distributions	194,822	1,837,717	2,259,806	22,288,236
Shares redeemed[2]	(6,875,092)	(64,852,474)	(35,727,341)	(361,269,545)
Net increase (decrease)	11,321,649	$107,339,900	(20,724,319)	$(210,255,782)

[2]	Net of redemption fees of $— and $21,583, respectively.

	Six Months Ended
	June 30, 2022		Period Ended
	(Unaudited)		December 31, 2021
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	574	5,522	8,483	85,323
Shares redeemed[3]	—	—	(242,015)	(2,500,015)
Net increase (decrease)	574	$5,522	(233,532)	$(2,414,692)

[3]	Net of redemption fees of $— and less than $1, respectively.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$10.51	$11.23	$10.90	$10.49	$10.69	$10.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13	0.32	0.30	0.35	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.87)	(0.20)	0.37	0.77	(0.27)	0.15
Total from investment operations	(0.74)	0.12	0.67	1.12	0.02	0.49
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.42)	(0.27)	(0.31)	(0.08)	(0.27)
From return of capital	—	—	—	—	(0.02)	—
From net realized gain	—	(0.42)	(0.07)	(0.40)	(0.12)	(0.03)
Total distributions	(0.06)	(0.84)	(0.34)	(0.71)	(0.22)	(0.30)
Net asset value, end of period/year	$9.71	$10.51	$11.23	$10.90	$10.49	$10.69
Total return	(7.08)%[3]	1.11%	6.30%	10.77%	0.22%	4.70%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$228.4	$252.1	$321.3	$261.9	$240.1	$208.4
Portfolio turnover rate	72%[3]	139%	174%	293%	244%	135%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.77%[4]	0.76%	0.75%	0.76%	0.80%	0.83%
After fees waived and expenses absorbed	0.60%[4]	0.59%	0.59%	0.59%	0.60%	0.60%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.35%[4]	2.73%	2.61%	3.01%	2.61%	3.00%
After fees waived and expenses absorbed	2.52%[4]	2.90%	2.77%	3.18%	2.81%	3.23%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2022		Year Ended December 31,
Institutional Class	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$10.50		$11.22	$10.89	$10.49	$10.69	$10.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.12		0.31	0.30	0.34	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.86)		(0.20)	0.36	0.76	(0.27)	0.15
Total from investment operations	(0.74)		0.11	0.66	1.10	0.02	0.49
Redemption fee proceeds	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.41)	(0.26)	(0.30)	(0.08)	(0.26)
From return of capital	—		—	—	—	(0.02)	—
From net realized gain	—		(0.42)	(0.07)	(0.40)	(0.12)	(0.03)
Total distributions	(0.05)		(0.83)	(0.33)	(0.70)	(0.22)	(0.29)
Net asset value, end of period/year	$9.71		$10.50	$11.22	$10.89	$10.49	$10.69
Total return	(7.03)%[3]		1.02%	6.24%	10.60%	0.20%	4.73%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$100.9		$127.0	$219.8	$155.5	$154.0	$181.9
Portfolio turnover rate	72%[3]		139%	174%	293%	244%	135%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.87%[4]		0.84%	0.81%	0.82%	0.83%	0.91%
After fees waived and expenses absorbed	0.70%[4]		0.66%	0.65%	0.65%	0.63%	0.67%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.25%[4]		2.64%	2.55%	2.95%	2.57%	2.92%
After fees waived and expenses absorbed	2.42	%[4]4	2.81%	2.71%	3.12%	2.77%	3.16%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$9.18	$9.96	$9.83	$9.11	$9.85	$10.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.22	0.51	0.51	0.51	0.50	0.51
Net realized and unrealized gain (loss) on investments	(1.50)	(0.08)	0.12	0.72	(0.74)	0.14
Total from investment operations	(1.28)	0.43	0.63	1.23	(0.24)	0.65

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.53)	(0.50)	(0.51)	(0.50)	(0.58)
Distributions from net realized gain	—	(0.68)	—	—	—	(0.67)
Total distributions	(0.21)	(1.21)	(0.50)	(0.51)	(0.50)	(1.25)
Net asset value, end of period/year	$7.69	$9.18	$9.96	$9.83	$9.11	$9.85
Total return	(14.07)%[2]	4.43%	6.60%	13.71%	(2.59)%	6.30%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.3	$25.2	$62.9	$43.5	$29.5	$19.5
Portfolio turnover rate	30%[2]	96%	113%	89%	71%	120%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.40%[3]	1.19%	0.98%	1.21%	1.63%	1.03%
After fees waived and expenses absorbed	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.31%[3]	4.50%	4.97%	4.68%	4.18%	4.39%
After fees waived and expenses absorbed	5.12%[3]	5.11%	5.37%	5.30%	5.23%	4.84%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended					Period Ended
	June 30, 2022	Year Ended December 31,				December 31,
Institutional Class	(Unaudited)	2021	2020	2019	2018	2017[1]
Net asset value, beginning of period/year	$9.19	$9.97	$9.84	$9.12	$9.86	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.22	0.50	0.52	0.51	0.49	0.39
Net realized and unrealized gain (loss) on investments	(1.51)	(0.07)	0.11	0.72	(0.74)	0.17
Total from investment operations	(1.29)	0.43	0.63	1.23	(0.25)	0.56

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.53)	(0.50)	(0.51)	(0.49)	(0.49)
Distributions from net realized gain	—	(0.68)	—	—	—	(0.67)
Total distributions	(0.21)	(1.21)	(0.50)	(0.51)	(0.49)	(1.16)
Net asset value, end of period/year	$7.69	$9.19	$9.97	$9.84	$9.12	$9.86
Total return	(14.16)%[3]	4.42%	6.81%	13.68%	(2.67)%	5.47%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$3.6	$4.2	$5.9	$1.6	$0.7	$2.6
Portfolio turnover rate	30%[3]	96%	113%	89%	71%	120%[3,4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.40%[5]	1.25%	0.97%	1.17%	1.68%	1.61%[5]
After fees waived and expenses absorbed	0.58%[5]	0.59%	0.58%	0.59%	0.64%	0.68%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.31%[5]	4.40%	4.97%	4.74%	4.02%	3.87%[5]
After fees waived and expenses absorbed	5.12%[5]	5.06%	5.36%	5.32%	5.06%	4.81%[5]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Portfolio turnover calculated at the Fund level.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$9.73	$10.10	$10.05	$9.53	$10.27	$10.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.11	0.25	0.27	0.26	0.25	0.24
Net realized and unrealized gain (loss) on investments	(0.64)	—	0.26	0.48	(0.17)	0.18
Total from investment operations	(0.53)	0.25	0.53	0.74	0.08	0.42
Redemption fee proceeds	—	—	—	—	—	(0.00)[2]

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)	(0.62)	(0.21)	(0.13)	(0.29)	(0.19)
Distributions from net realized gain	—	—	—	(0.09)	(0.53)	(0.00)[2]
Total distributions	(0.04)	(0.62)	(0.21)	(0.22)	(0.82)	(0.19)
Net asset value, end of period/year	$9.16	$9.73	$10.37	$10.05	$9.53	$10.27
Total return	(5.46)%[3]	2.50%	6.82%	7.86%	0.79%	4.26%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$451.3	$369.5	$608.5	$732.0	$571.9	$705.8
Portfolio turnover rate	19%[3]	69%	75%	47%	72%	57%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.61%[4]	0.62%	0.62%	0.59%	0.62%	0.71%
After fees waived and expenses absorbed	0.50%[4]	0.49%	0.49%	0.49%	0.50%	0.50%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.31%[4]	2.32%	2.66%	2.50%	2.32%	2.16%
After fees waived and expenses absorbed	2.42%[4]	2.46%	2.77%	2.60%	2.44%	2.37%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended			Period Ended
	June 30, 2022	Year Ended December 31,		December 31,
Institutional Class	(Unaudited)	2021	2020	2019[1]
Net asset value, end of period/year	$9.91	$10.26	$10.20	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.11	0.26	0.28	0.17
Net realized and unrealized gain (loss) on investments	(0.66)	0.01	0.29	0.19
Total from investment operations	(0.55)	0.27	0.57	0.36

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)	(0.62)	(0.21)	(0.07)
Distributions from net realized gain	—	—	—	(0.09)
Total distributions	(0.04)	(0.62)	(0.21)	(0.16)
Net asset value, end of period/year	$9.32	$9.91	$10.56	$10.20
Total return	(5.56)%[3]	2.66%	6.81%	3.60%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1.4	$1.5	$4.0	$0.1
Portfolio turnover rate	19%[3]	69%	75%	47%[3,4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.61%[5]	0.62%	0.61%	0.53%[5]
After fees waived and expenses absorbed	0.50%[5]	0.49%	0.50%	0.46%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.29%[5]	2.37%	2.68%	2.31%[5]
After fees waived and expenses absorbed	2.40%[5]	2.50%	2.79%	2.38%[5]

[1]	Commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019 to December 31, 2019.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Portfolio turnover calculated at the Fund level.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Credit Fund (“U.S. High Yield Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, June 30, 2016 and June 29, 2018, respectively.

The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares (Class A shares are not available for purchase). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional and Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$135,165,965	$—	$135,165,965
Convertible Bonds	—	4,057,864	—	4,057,864
Bank Loans	—	11,479,918	—	11,479,918
US Government Notes/Bonds	—	51,662,422	—	51,662,422
US Treasury Bills	—	92,598,908	—	92,598,908
Purchased Options	16,859	—	—	16,859
Total Assets	$16,859	$294,965,077	$—	$294,981,936

Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$178,636	$—	$178,636
Future Contracts	373,752	—	—	373,752
Swap Contracts	—	1,400,842	—	1,400,842
Written Option Contracts	(3,891)	—	—	(3,891)
	$369,861	$1,579,478	$—	$1,949,339

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$24,233,938	$—	$24,233,938
Bank Loans	—	1,544,012	—	1,544,012
Total Assets	$—	$25,777,950	$—	$25,777,950

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$381,948,512	$—	$381,948,512
Collateralized Loan Obligations	—	10,049,499	—	10,049,499
Convertible Bonds	—	12,685,802	—	12,685,802
Bank Loans[1]	—	14,947,658	748,886	15,696,544
Total Assets	$—	$419,631,471	$748,886	$420,380,357

Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$—	$5,981,668	$—	$5,981,668
Future Contracts	(489,704)	—	—	(489,704)
	$(489,704)	$5,981,668	$—	$5,491,964

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Total
Balanced as of December 31, 2021	$959,516	$959,516
Acquisitions	—	—
Dispositions	—	—
Accrued discounts/premiums	13,684	13,684
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(224,314)	(224,314)
Transfer in and/or out of Level 3	—	—
Balanced as of June 30, 2022	$748,886	$748,886
Change in unrealized appreciation/depreciation for
Level 3 investments held at June 30, 2022	$(224,314)	$(224,314)

Type of Security	Fair Value of 6/30/2022	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$748,886	Comparable Securities	Adjustment to yield	0.94%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2022 for the Credit Opportunities Fund and Low Duration Fund was $89,387,815 and $236,501,042, respectively. Forward foreign currency exchange contracts entered into during the six months ended June 30, 2022, were with the Bank of New York for the Credit Opportunities Fund and Low Duration Fund. The Credit Opportunities Fund’s and Low Duration Fund’s average notional value when in use of exchange traded futures contracts outstanding during the six months ended June 30, 2022 were $6,040,064 and $9,873,736, respectively, and were entered into with Morgan Stanley. The Credit Opportunities Fund entered into swap contract transactions with Credit Suisse Group AG, Deutsche Bank Trust Co., Goldman Sachs & Co., Jeffries & Company, Inc., J.P. Morgan Chase, and Morgan Stanley during the six months ended June 30, 2022, at an average transaction notional value of $6,000,000, $8,500,000, $7,000,000, $10,143,500, $3,500,000, and $7,920,000, respectively.

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2022:

Credit Opportunities Fund
	Asset Derivatives as of June 30, 2022		Liability Derivatives as of December 31, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$178,636	Exchange Contracts	$—
Credit Default –	Unrealized Appreciation		Unrealized Depreciation
Swap Contracts	on Swap Contracts	$1,918,822	on Swap Contracts	$—

Low Duration Fund
	Asset Derivatives as of June 30, 2022		Liability Derivatives as of December 31, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$5,981,689	Exchange Contracts	$—

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2022:

Credit Opportunities Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$6,136,091	$718,485
Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	1,292,380	2,135,848
Treasury Futures	Net realized and unrealized
Contracts	gain (loss) on futures contracts	1,477,469	(1,292,851)
		$8,905,940	$1,561,482
Low Duration Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$17,091,149	$4,202,271

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2022.

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Credit Opportunities Fund had swap contracts activity during the six months ended June 30, 2022. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund and Low Duration Fund did not have swap contracts activity during the six months ended June 30, 2022.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund and Low Duration Fund had futures contracts activity during the six months ended June 30, 2022. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have futures contracts activity during the six months ended June 30, 2022.

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2022, the Credit Opportunities Fund and Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2022.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of the most recent fiscal year end December 31, 2021, the Credit Opportunities Fund deferred, on a tax basis, late-year losses of $415,089 and $10,449, respectively. The U.S. High Yield Fund and the Low Duration Fund did not defer any late-year losses. The Funds did not defer any post-October losses as of December 31, 2021.

As of December 31, 2021, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$—	$—	$3,753,285
Long-Term Capital Loss Carryovers	—	—	6,380,358
Total	$—	$—	$10,133,643

As of June 30, 2022, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2022:

Credit Opportunities Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$178,636	$—	$178,636	$—	$—	$178,636
Liabilities
Forward foreign
currency exchange
contracts	—	—	—	—	—	—

Low Duration Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$5,981,689	$—	$5,981,689	$—	$—	$5,981,689
Liabilities
Forward foreign
currency exchange
contracts	—	—	—	—	—	—
The above forward foreign currency exchange contracts had Bank of New York as their counterparty.

Q.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Funds are currently evaluating the impact, if any, of applying this provision.

R.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2022, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, and 0.50% of the Credit Opportunities Fund’s, U.S. High Yield Fund’s, and Low Duration Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2022, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of June 30, 2022, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
December 31, 2022	$627,223	$241,670	$617,857
December 31, 2023	705,367	225,751	608,830
December 31, 2024	759,811	221,222	453,932
June 30, 2025	—	116,247	228,794
Total	$2,092,401	$804,890	$1,909,413

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2022, are disclosed in the Statements of Operations.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Distribution Plan provides that the U.S. High Yield Fund and Low Duration Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. As of June 30, 2022, Class A shares are not offered for the U.S. High Yield Fund and Low Duration Fund.

Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2022, are disclosed in the Statements of Operations. As of June 30, 2022, Class A shares are not offered for the U.S. High Yield Fund and Low Duration Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2022, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/ Maturities
Credit Opportunities Fund	$224,942,461	$328,293,564
U.S. High Yield Fund	9,517,345	8,378,555
Low Duration Fund	180,893,454	74,459,960

For the six months ended June 30, 2022, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/ Maturities
Credit Opportunities Fund	$91,785,086	$92,761,635

There were no purchases or sales/maturities of long-term U.S. Government securities for the U.S. High Yield Fund or Low Duration Fund during the six months ended June 30, 2022.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2022, and the year ended December 31, 2021, was as follows:

	Ordinary Income
	June 30, 2022	December 31, 2021
Credit Opportunities Fund	$2,000,000	$24,237,295
U.S. High Yield Fund	728,550	3,608,690
Low Duration Fund	1,850,003	22,517,743

	Long-Term Capital Gains[1]
	June 30, 2022	December 31, 2021
Credit Opportunities Fund	$—	$6,355,788
U.S. High Yield Fund	—	342,367
Low Duration Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2021, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
Cost of Investments	$361,312,415	$29,016,239	$363,794,480
Gross tax unrealized appreciation	4,258,517	938,664	4,078,731
Gross tax unrealized depreciation	(4,045,742)	(247,462)	(6,776,758)
Net tax unrealized appreciation (depreciation)	212,775	691,202	(2,698,027)
Undistributed ordinary income (loss)	392,508	4,197	44,273
Undistributed long-term capital gains (losses)	1,696,500	26,796	—
Total distributable earnings	2,089,008	30,993	44,273
Other distributable (accumulated) gains (losses)	(227,423)	—	(10,094,985)
Total distributable (accumulated) earnings (losses)	$2,074,360	$722,195	$(12,748,739)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2022, are as follows:

Credit Opportunities Fund
Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2022	—
Average interest rate when in use	N/A

U.S. High Yield Fund
Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	669,000
Average daily loan outstanding when in use	669,000
Credit facility outstanding as of June 30, 2022	—
Average interest rate when in use	3.25%

Low Duration Fun
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2022	—
Average interest rate when in use	N/A

Interest expense for the six months ended June 30, 2022, is disclosed in the Statements of Operations, if applicable.

NOTE 7 – RISKS ASSOCIATED WITH THE DISCONTINUATION OF THE LONDON INTERBANK OFFERED RATE (“LIBOR”)

The Funds invest significantly in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

NOTE 8 – (COVID-19) PANDEMIC & THE HOSTILITIES IN UKRAINE

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees,  service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 – June 30, 2022).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, Fund Services currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.

The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/2022	6/30/2022	1/1/2022 – 6/30/2022[1]
Supra Institutional Class Actual	$1,000.00	$ 929.20	$2.87
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.82	$3.01

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/2022	6/30/2022	1/1/2022 – 6/30/2022[1]
Institutional Class Actual	$1,000.00	$ 929.70	$3.35
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.32	$3.51

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.60% and 0.70% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2022 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/2022	6/30/2022	1/1/2022 – 6/30/2022[2]
Supra Institutional Class Actual	$1,000.00	$ 859.30	$2.67
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.92	$2.91

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/2022	6/30/2022	1/1/2022 – 6/30/2022[2]
Institutional Class Actual	$1,000.00	$ 858.40	$2.67
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.92	$2.91

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/2022	6/30/2022	1/1/2022 – 6/30/2022[3]
Supra Institutional Class Actual	$1,000.00	$ 945.40	$2.41
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.32	$2.51

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/2022	6/30/2022	1/1/2022 – 6/30/2022[3]
Institutional Class Actual	$1,000.00	$ 944.40	$2.41
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.32	$2.51

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.58% and 0.58% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.50% and 0.50% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. Personnel of Muzinich conduct the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk  is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield Credit Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132
	Institutional Class	MZLIX	74316P124

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/ Jason Hadler
  Jason Hadler, President/Principal Executive Officer

Date   September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jason Hadler
  Jason Hadler, President/Principal Executive Officer

Date   September 8, 2022

By (Signature and Title)    /s/ Craig Benton
 Craig Benton, Treasurer/Principal Financial Officer

Date   September 8, 2022

* Print the name and title of each signing officer under his or her signature.